Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	First Business Financial Services, Inc.
Entity Central Index Key	0001521951
Document Type	S-1
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Assets
Cash and due from banks	$ 17,494	$ 16,707
Short-term investments	70,348	113,386
Cash and cash equivalents	87,842	130,093
Securities available-for-sale, at fair value	202,805	170,386
Loans and leases receivable, net of allowance for loan and lease losses of $14,706 and $14,155, respectively	863,486	836,687
Leasehold improvements and equipment, net	965	999
Foreclosed properties	2,187	2,236
Cash surrender value of bank-owned life insurance	18,068	17,660
Investment in Federal Home Loan Bank stock, at cost	1,144	2,367
Accrued interest receivable and other assets	15,638	16,737
Total assets	1,192,135	1,177,165
Liabilities and Stockholders' Equity
Deposits	1,061,258	1,051,312
Federal Home Loan Bank and other borrowings	39,482	40,292
Junior subordinated notes	10,315	10,315
Accrued interest payable and other liabilities	10,531	11,032
Total liabilities	1,121,586	1,112,951
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.01 par value, 2,500,000 shares authorized, none issued or outstanding	0	0
Common stock, $0.01 par value, 25,000,000 shares authorized, 2,745,750 and 2,714,985 shares issued, 2,656,352 and 2,625,569 shares outstanding at 2012 and 2011, respectively	27	27
Additional paid-in capital	26,217	25,843
Retained earnings	43,343	37,501
Accumulated other comprehensive income	2,632	2,491
Treasury stock (89,648 and 89,416 shares at 2012 and 2011, respectively), at cost	(1,670)	(1,648)
Total stockholders' equity	70,549	64,214
Total liabilities and stockholders' equity	$ 1,192,135	$ 1,177,165

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Consoildated Balance Sheets - Parenthetical [Abstract]
Allowance for loan and lease losses	$ 14,706	$ 14,155
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	2,500,000	2,500,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	25,000,000	25,000,000
Common stock, shares issued	2,745,750	2,714,985
Common stock, shares outstanding	2,656,102	2,625,569
Treasury stock, shares	89,648	89,416

Consolidated Statements of Income (Unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Interest income:
Loans and leases	$ 13,095	$ 13,047	$ 38,859	$ 39,016
Securities income	890	1,048	2,575	3,272
Short-term investments	47	24	174	76
Total interest income	14,032	14,119	41,608	42,364
Interest expense:
Deposits	3,102	4,107	10,178	13,107
Notes payable and other borrowings	735	628	2,145	1,868
Junior subordinated notes	280	280	835	832
Total interest expense	4,117	5,015	13,158	15,807
Net interest income	9,915	9,104	28,450	26,557
Provision for loan and lease losses	850	435	3,399	3,313
Net interest income after provision for loan and lease losses	9,065	8,669	25,051	23,244
Non-interest income:
Trust and investment services fee income	736	622	2,178	1,918
Service charges on deposits	532	425	1,504	1,215
Loan fees	502	380	1,245	1,079
Increase in cash surrender value of bank-owned life insurance	178	170	524	504
Credit, merchant and debit card fees	50	53	169	163
Other	251	78	383	266
Total non-interest income	2,249	1,728	6,003	5,145
Non-interest expense:
Compensation	4,224	3,840	12,455	11,413
Occupancy	294	351	958	1,050
Professional fees	400	369	1,279	1,141
Data processing	326	311	993	945
Marketing	300	295	845	823
Equipment	141	125	375	344
FDIC insurance	426	571	1,546	1,901
Collateral liquidation costs	264	155	451	574
Net (gain) loss on foreclosed properties	(14)	29	228	158
Other	890	704	2,085	1,799
Total non-interest expense	7,251	6,750	21,215	20,148
Income before income tax expense	4,063	3,647	9,839	8,241
Income tax expense	1,441	1,468	3,442	2,201
Net income	$ 2,622	$ 2,179	$ 6,397	$ 6,040
Earnings per common share:
Basic	$ 0.99	$ 0.83	$ 2.43	$ 2.32
Diluted	$ 0.99	$ 0.83	$ 2.43	$ 2.32
Dividends declared per share	$ 0.07	$ 0.07	$ 0.21	$ 0.21

Consolidated Statements of Comprehensive Income (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Statement of Other Comprehensive Income [Abstract]
Net income	$ 2,622	$ 2,179	$ 6,397	$ 6,040
Other comprehensive income, before tax
Unrealized securities gains (losses) arising during the period	419	(280)	227	893
Income tax (expense) benefit	(160)	103	(86)	(355)
Comprehensive income	$ 2,881	$ 2,002	$ 6,538	$ 6,578

Consolidated Statements of Changes in Stockholders' Equity (Unaudited) (USD $) In Thousands	Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Treasury stock
Beginning balance at Dec. 31, 2010	$ 55,335	$ 27	$ 25,253	$ 29,808	$ 1,792	$ (1,545)
Net income	6,040			6,040
Other comprehensive income	538				538
Share-based compensation - restricted shares	439		439
Cash dividends ($0.21 per share)	(547)			(547)
Treasury stock purchased (4,390 and 3,181 shares for 2012 and 2011, respectively)	(55)					(55)
Ending balance at Sep. 30, 2011	61,750	27	25,692	35,301	2,330	(1,600)
Beginning balance at Dec. 31, 2011	64,214	27	25,843	37,501	2,491	(1,648)
Net income	6,397			6,397
Other comprehensive income	141				141
Share-based compensation - restricted shares	403		403
Share-based compensation - tax benefits	48		48
Cash dividends ($0.21 per share)	(555)			(555)
Treasury stock purchased (4,390 and 3,181 shares for 2012 and 2011, respectively)	(99)					(99)
Treasury stock re-issued (4,158 shares)	0		(77)			77
Ending balance at Sep. 30, 2012	$ 70,549	$ 27	$ 26,217	$ 43,343	$ 2,632	$ (1,670)

Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Common stock, cash dividends, per share, declared	$ 0.21	$ 0.21
Treasury stock shares purchased	4,390	3,181
Treasury stock shares re-issued	4,158
Additional paid-in capital
Treasury stock shares re-issued	4,158
Retained earnings
Common stock, cash dividends, per share, declared	$ 0.21	$ 0.21
Treasury stock
Treasury stock shares purchased	4,390	3,181
Treasury stock shares re-issued	4,158

Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Operating activities
Net income	$ 6,397	$ 6,040
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred income taxes, net	(257)	1,124
Provision for loan and lease losses	3,399	3,313
Depreciation, amortization and accretion, net	2,315	1,638
Share-based compensation	403	439
Increase in cash surrender value of bank-owned life insurance	(524)	(504)
Origination of loans for sale	(1,548)	(1,283)
Sale of loans originated for sale	1,695	1,288
Gain on sale of loans originated for sale	(147)	(5)
Net loss on foreclosed properties	228	158
Excess tax benefit from share-based compensation	(48)	(2)
Decrease in accrued interest receivable and other assets	793	1,306
Decrease in accrued interest payable and other liabilities	(323)	(696)
Net cash provided by operating activities	12,383	12,816
Investing activities
Proceeds from maturities of available-for-sale securities	41,497	31,299
Purchases of available-for-sale securities	(75,742)	(46,711)
Proceeds from sale of foreclosed properties	1,486	1,766
Payments to priority lien holders of foreclosed properties	268	0
Net (increase) decrease in loans and leases	(31,595)	8,741
Investment in Aldine Capital Fund, L.P.	0	(210)
Distributions from Aldine Capital Fund, L.P.	557	0
Proceeds from sale of FHLB Stock	1,223	0
Purchases of leasehold improvements and equipment, net	(441)	(274)
Premium payment on bank owned life insurance policies	0	(8)
Proceeds from surrender of bank owned life insurance policies	116	0
Net cash used in investing activities	(63,167)	(5,397)
Financing activities
Net decrease in deposits	9,946	24,830
Repayment of FHLB advances	(10)	(2,009)
Net decrease in short-term borrowed funds	(800)	0
Proceeds from issuance of subordinated notes payable	6,215	0
Repayment of subordinated notes payable	(6,215)	0
Excess tax benefit from share-based compensation	48	2
Cash dividends paid	(552)	(545)
Purchase of treasury stock	(99)	(55)
Net cash provided by financing activities	8,533	22,223
Net (decrease) increase in cash and cash equivalents	(42,251)	29,642
Cash and cash equivalents at the beginning of the period	130,093	50,819
Cash and cash equivalents at the end of the period	87,842	80,461
Supplementary cash flow information
Interest paid on deposits and borrowings	13,149	16,137
Income taxes paid	3,874	2,950
Transfer to foreclosed properties	1,397	2,218
Reissuance of treasury stock	$ 77	$ 0

Nature of Operations and Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations and Summary of Significant Accounting Policies
Nature of Operations and Summary of Significant Accounting Policies
Nature of Operations. First Business Financial Services, Inc. (together with all of its subsidiaries, collectively referred to as “FBFS” or the “Corporation”) is a registered bank holding company incorporated under the laws of the State of Wisconsin and is engaged in the commercial banking business through its wholly owned subsidiaries First Business Bank (“FBB”) and First Business Bank — Milwaukee (“FBB-Milwaukee”). FBB and FBB-Milwaukee are sometimes referred to together as the “Banks.” FBB operates as a commercial banking institution in Dane County and the surrounding areas with loan production offices in Oshkosh, Appleton, and Green Bay, Wisconsin. FBB also offers trust and investment services through First Business Trust & Investments, a division of FBB. FBB — Milwaukee operates as a commercial banking institution in Waukesha County and the surrounding areas. The Banks provide a full range of financial services to businesses, business owners, executives, professionals and high net worth individuals. The Banks are subject to competition from other financial institutions and service providers and are also subject to state and federal regulations. FBB has the following subsidiaries: First Business Capital Corp., First Madison Investment Corp., First Business Equipment Finance, LLC and FBB Real Estate, LLC. First Madison Investment Corp. is located in and was formed under the laws of the state of Nevada. FBB-Milwaukee has one subsidiary, FBB — Milwaukee Real Estate, LLC.
Principles of Consolidation. The unaudited consolidated financial statements include the accounts and results of the Corporation. In accordance with the provisions of Accounting Standards Codification (ASC) Topic 810, the Corporation’s ownership interest in FBFS Statutory Trust II (“Trust II”) has not been consolidated into the financial statements. All significant intercompany balances and transactions were eliminated in consolidation.
Basis of Presentation. The accompanying unaudited consolidated financial statements were prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and with the instructions to Form 10-Q and Rule 8-03 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. The Corporation has not changed its significant accounting and reporting policies from those disclosed in the Corporation’s Form 10-K for the year ended December 31, 2011 except as described further below in this Note 1.
In the opinion of management, all adjustments (consisting of normal recurring accruals) necessary for a fair presentation of the unaudited consolidated financial statements were included in the unaudited consolidated financial statements. The results of operations for the three and nine month periods ended September 30, 2012 are not necessarily indicative of results that may be expected for any other interim period or the entire fiscal year ending December 31, 2012. Certain amounts in prior periods may have been reclassified to conform to the current presentation. Subsequent events were evaluated through the issuance of the unaudited consolidated financial statements.

Earnings Per Common Share	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Earnings Per Common Share
Earnings Per Common Share
Earnings per common share are computed using the two-class method. Basic earnings per common share are computed by dividing net income allocated to common shares by the weighted average number of shares outstanding during the applicable period, excluding outstanding participating securities. Participating securities include unvested restricted shares. Unvested restricted shares are considered participating securities because holders of these securities receive non-forfeitable dividends at the same rate as holders of the Corporation’s common stock. Diluted earnings per share are computed by dividing net income allocated to common shares adjusted for reallocation of undistributed earnings of unvested restricted shares by the weighted average number of shares determined for the basic earnings per common share computation plus the dilutive effect of common stock equivalents using the treasury stock method.
For the three month periods ended September 30, 2012 and 2011, average anti-dilutive employee share-based awards totaled 54,000 and 146,979, respectively. For the nine month periods ended September 30, 2012 and 2011, average anti-dilutive employee share-based awards totaled 120,502 and 145,526, respectively.

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2012	2011	2012	2011
	(Dollars in Thousands, Except Share Data)
Basic earnings per common share
Net income	$2,622	$2,179	$6,397	$6,040
Less: earnings allocated to participating securities	101	83	239	230
Basic earnings allocated to common shareholders	$2,521	$2,096	$6,158	$5,810

Weighted-average common shares outstanding, excluding participating securities	2,539,507	2,511,767	2,533,436	2,502,991

Basic earnings per common share	$0.99	$0.83	$2.43	$2.32

Diluted earnings per common share
Earnings allocated to common shareholders	$2,521	$2,096	$6,158	$5,810
Reallocation of undistributed earnings	—	(1)	—	—
Diluted earnings allocated to common shareholders	$2,521	$2,095	$6,158	$5,810

Weighted-average common shares outstanding, excluding participating securities	2,539,507	2,511,767	2,533,436	2,502,991
Dilutive effect of share-based awards	4,978	50	1,752	—
Weighted-average diluted common shares outstanding, excluding participating securities	2,544,485	2,511,817	2,535,188	2,502,991

Diluted earnings per common share	$0.99	$0.83	$2.43	$2.32

Share-Based Compensation	9 Months Ended
Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
Share-Based Compensation
The Corporation adopted the 2012 Equity Incentive Plan (the “Plan”) during the quarter ended June 30, 2012. The Plan is administered by the Compensation Committee of the Board of Directors of FBFS and provides for the grant of equity ownership opportunities through incentive stock options and nonqualified stock options (“Stock Options”), restricted stock, restricted stock units, dividend equivalent unit, and any other type of award permitted by the Plan. Shares previously available for grant under the 2006 Equity Incentive Plan (the "2006 Plan") were transferred to the 2012 Equity Incentive Plan. As of September 30, 2012, 214,634 shares were available for future grants under the Plan. Shares covered by awards that expire, terminate or lapse will again be available for the grant of awards under the Plan. The Corporation may issue new shares and shares from treasury for shares delivered under the Plan. The 2006 Plan was terminated on May 14, 2012.
Stock Options
The Corporation may grant Stock Options to senior executives and other employees under the Plan. Stock Options generally have an exercise price that is equal to the fair value of the common shares on the date the option is awarded. Stock Options granted under the plans are subject to graded vesting, generally ranging from 4 years to 8 years, and have a contractual term of 10 years. For any new awards issued, compensation expense is recognized over the requisite service period for the entire award on a straight-line basis. No Stock Options were granted since the Corporation became a reporting company under the Securities Exchange Act of 1934 and no Stock Options were modified, repurchased or cancelled. Therefore, no stock-based compensation related to Stock Options was recognized in the consolidated financial statements for the three and nine months ended September 30, 2012 and 2011. As of September 30, 2012, all Stock Options granted and not previously forfeited have vested.
Stock Option activity for the year ended December 31, 2011 and nine months ended September 30, 2012 was as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding at December 31, 2010	138,766	$22.09	2.75
Granted	—	—
Exercised	—	—
Expired	(13,732)	19.00
Forfeited	—	—
Outstanding at December 31, 2011	125,034	$22.43	1.75
Exercisable at December 31, 2011	125,034	$22.43	1.75

Outstanding as of December 31, 2011	125,034	$22.43	1.75
Granted	—	—
Exercised	—	—
Expired	—	—
Forfeited	—	—
Outstanding at September 30, 2012	125,034	$22.43	1.00
Exercisable at September 30, 2012	125,034	$22.43	1.00

Restricted Stock
Under the Plan, the Corporation may grant restricted shares to plan participants, subject to forfeiture upon the occurrence of certain events until the dates specified in the participant’s award agreement. While the restricted shares are subject to forfeiture, the participant may exercise full voting rights and will receive all dividends and other distributions paid with respect to the restricted shares. The restricted shares granted under the Plan are subject to graded vesting. Compensation expense is recognized over the requisite service period of four years for the entire award on a straight-line basis. Upon vesting of restricted share awards, the benefit of tax deductions in excess of recognized compensation expense is recognized as a financing cash flow activity.
Restricted share activity for the year ended December 31, 2011 and the nine months ended September 30, 2012 was as follows:

	Number of Restricted Shares	Weighted Average Grant-Date Fair Value
Nonvested balance as of December 31, 2010	101,182	$14.93
Granted	34,625	17.05
Vested	(39,939)	16.24
Forfeited	—	—
Nonvested balance as of December 31, 2011	95,868	15.15
Granted	34,923	23.02
Vested	(19,221)	16.10
Forfeited	—	—
Nonvested balance as of September 30, 2012	111,570	$17.45

As of September 30, 2012, $1.7 million of deferred compensation expense was included in additional paid-in capital in the consolidated balance sheet related to unvested restricted shares which the Corporation expects to recognize over approximately 3 years. As of September 30, 2012, all restricted shares that vested were delivered. For the nine months ended September 30, 2012 and 2011, share-based compensation expense included in the consolidated statements of income totaled $403,000 and $439,000, respectively.

Securities	9 Months Ended
Sep. 30, 2012
Investments, Debt and Equity Securities [Abstract]
Securities
Securities
The amortized cost and estimated fair value of securities available-for-sale were as follows:

	As of September 30, 2012
	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Estimated fair value
	(In Thousands)
U.S. Government agency obligations - government-sponsored enterprises	$16,177	$61	$(1)	$16,237
Municipal obligations	9,954	133	(31)	10,056
Collateralized mortgage obligations - government issued	159,846	4,114	(74)	163,886
Collateralized mortgage obligations - government-sponsored enterprises	12,563	74	(11)	12,626
	$198,540	$4,382	$(117)	$202,805

	As of December 31, 2011
	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Estimated fair value
	(In Thousands)
Municipal obligations	$2,736	$95	$—	$2,831
Collateralized mortgage obligations - government issued	161,443	4,022	(64)	165,401
Collateralized mortgage obligations - government-sponsored enterprises	2,169	—	(15)	2,154
	$166,348	$4,117	$(79)	$170,386

U.S. Government agency obligations - government-sponsored enterprises represent securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") and Federal National Mortgage Association ("FNMA"). Collateralized mortgage obligations - government issued represent securities guaranteed by the Government National Mortgage Association ("GNMA"). Collateralized mortgage obligations — government-sponsored enterprises include securities guaranteed by FHLMC and the FNMA. Municipal obligations include securities issued by various municipalities located primarily within the State of Wisconsin and are tax-exempt general obligation bonds. There were no sales of securities available for sale in the three and nine month periods ended September 30, 2012 and 2011.
The amortized cost and estimated fair value of securities available-for-sale by contractual maturity at September 30, 2012 are shown below. Actual maturities may differ from contractual maturities because issuers have the right to call or prepay obligations without call or prepayment penalties.

	Amortized Cost	Estimated Fair Value
	(In Thousands)
Due in one year or less	$83	$83
Due in one year through five years	13,131	13,180
Due in five through ten years	16,474	16,764
Due in over ten years	168,852	172,778
	$198,540	$202,805

The table below shows the Corporation’s gross unrealized losses and fair value of investments, aggregated by investment category and length of time that individual investments were in a continuous unrealized loss position at September 30, 2012 and December 31, 2011. At September 30, 2012 and December 31, 2011, the Corporation had 32 securities and 9 securities that were in an unrealized loss position, respectively. Such securities have not experienced credit rating downgrades; however, they have primarily declined in value due to the current interest rate environment. At September 30, 2012, the Corporation held no securities that had been in a continuous loss position for twelve months or greater.

The Corporation also has not specifically identified securities in a loss position that it intends to sell in the near term and does not believe that it will be required to sell any such securities. It is expected that the Corporation will recover the entire amortized cost basis of each security based upon an evaluation of the present value of the expected future cash flows. Accordingly, no other than temporary impairment was recorded in the consolidated results of operations for the nine months ended September 30, 2012 and 2011.

A summary of unrealized loss information for available-for-sale securities, categorized by security type follows:

	As of September 30, 2012
	Less than 12 months		12 months or longer		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
	(In Thousands)
U.S. Government agency obligations - government-sponsored enterprises	$1,499	$1	$—	$—	$1,499	$1
Municipal obligations	3,601	31	—	—	3,601	31
Collateralized mortgage obligations - government issued	15,717	74	—	—	15,717	74
Collateralized mortgage obligations - government-sponsored enterprises	3,652	11	—	—	3,652	11
	$24,469	$117	$—	$—	$24,469	$117

	As of December 31, 2011
	Less than 12 months		12 months or longer		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
	(In Thousands)
Collateralized mortgage obligations - government issued	$16,336	$64	$—	$—	$16,336	$64
Collateralized mortgage obligations - government-sponsored enterprises	2,076	15	—	—	2,076	15
	$18,412	$79	$—	$—	$18,412	$79

At September 30, 2012 and December 31, 2011, securities with a fair value of $22.9 million and $19.6 million, respectively, were pledged to secure interest rate swap contracts, outstanding Federal Home Loan Bank ("FHLB") advances and client letters of credit. Securities pledged also provide for future availability for additional advances from the FHLB.

Loan and Lease Receivables, Impaired Loans and Leases and Allowance for Loan and Lease Losses	9 Months Ended
Sep. 30, 2012
Receivables [Abstract]
Loan and Lease Receivables, Impaired Loans and Leases and Allowance for Loan and Lease Losses

Loan and Lease Receivables, Impaired Loans and Leases and Allowance for Loan and Lease Losses

        Loan and lease receivables consist of the following:

	September 30, 2012	December 31, 2011
	(In Thousands)
Commercial real estate
Commercial real estate—owner occupied	$153,534	$150,528
Commercial real estate—non-owner occupied	295,852	304,597
Construction and land development	50,158	38,124
Multi-family	57,565	43,905
1-4 family	33,602	43,513

Total commercial real estate	590,711	580,667

Commercial and industrial	255,202	237,099

Direct financing leases, net	16,462	17,128

Consumer and other
Home equity and second mortgages	4,670	4,970
Other	11,789	11,682

Total consumer and other	16,459	16,652

Total gross loans and leases receivable	878,834	851,546
Less:
Allowance for loan and lease losses	14,706	14,155
Deferred loan fees	642	704

Loans and leases receivable, net	$863,486	$836,687

        The total principal amount of loans transferred to third parties, which consisted solely of participation interests in originated loans, during the three months ended September 30, 2012 and 2011 was $20.1 million and $10.9 million, respectively. For the nine months ended September 30, 2012 and 2011, $54.8 million and $21.0 million of loans were transferred to third parties, respectively. Each of the transfers of these financial assets met the qualifications for sale accounting and therefore $20.1 million and $54.8 million for the three and nine months ended September 30, 2012 and $10.9 million and $21.0 million for the three and nine months ended September 30, 2011 have been derecognized in the unaudited consolidated financial statements. The Corporation has a continuing involvement in each of the agreements by way of relationship management and servicing the loans; however, there are no further obligations required of the Corporation in the event of default, other than standard representations and warranties related to sold amounts. The loans were transferred at their fair value and no gain or loss was recognized upon the transfer as the participation interest was transferred at or near the date of loan origination. There were no other significant purchases or sales of loan and lease receivables or transfers to loans held for sale during the three and nine months ended September 30, 2012 and 2011.

        The total amount of outstanding loans transferred to third parties as loan participations sold at September 30, 2012 and December 31, 2011 was $44.7 million and $49.2 million, respectively, all of which were treated as a sale and derecognized under the applicable accounting guidance in effect at the time of the transfers of the financial assets. The Corporation's continuing involvement with these loans is by way of partial ownership, relationship management and all servicing responsibilities. As of September 30, 2012 and December 31, 2011, the total amount of the Corporation's partial ownership of loans on the Corporation's balance sheet was $63.9 million and $74.6 million, respectively. As of September 30, 2012 and December 31, 2011, $3.3 million and $3.4 million of the loans in this participation sold portfolio were considered impaired, respectively. Since December 2010, the Corporation recognized a total $2.7 million charge-off associated with specific credits within the retained portion of this portfolio of loans in accordance with the Corporation's allowance for loan and lease loss measurement process and policies. The Corporation does not share in the participant's portion of the charge-offs. The total amount of loan participations purchased on the Corporation's balance sheet as of September 30, 2012 and December 31, 2011 was $678,000 and $689,000, respectively.

        The following information illustrates ending balances of the Corporation's loan and lease portfolio, including impaired loans by class of receivable, and considering certain credit quality indicators as of September 30, 2012 and December 31, 2011:

	Category
As of September 30, 2012	I	II	III	IV	Total
	(Dollars in Thousands)
Commercial real estate:
Commercial real estate—owner occupied	$128,661	$6,778	$17,166	$929	$153,534
Commercial real estate—non-owner occupied	228,493	40,038	26,490	831	295,852
Construction and land development	33,845	1,485	9,089	5,739	50,158
Multi-family	49,875	6,848	793	49	57,565
1-4 family	18,331	4,510	8,074	2,687	33,602

Total commercial real estate	459,205	59,659	61,612	10,235	590,711

Commercial and industrial	231,407	7,866	14,336	1,593	255,202

Direct financing leases, net	11,933	2,862	1,667	—	16,462

Consumer and other:
Home equity and second mortgages	3,531	167	181	791	4,670
Other	10,665	—	—	1,124	11,789

Total consumer and other	14,196	167	181	1,915	16,459

Total gross loans and leases receivable	$716,741	$70,554	$77,796	$13,743	$878,834

Category as a % of total portfolio	81.56%	8.03%	8.85%	1.56%	100.00%

	Category
As of December 31, 2011	I	II	III	IV	Total
	(Dollars in Thousands)
Commercial real estate:
Commercial real estate—owner occupied	$117,065	$16,488	$14,004	$2,971	$150,528
Commercial real estate—non-owner occupied	236,868	34,823	30,657	2,249	304,597
Construction and land development	20,660	5,367	4,867	7,230	38,124
Multi-family	34,162	6,930	804	2,009	43,905
1-4 family	23,266	11,637	4,993	3,617	43,513

Total commercial real estate	432,021	75,245	55,325	18,076	580,667

Commercial and industrial	198,018	25,070	12,453	1,558	237,099

Direct financing leases, net	11,398	5,026	686	18	17,128

Consumer and other:
Home equity and second mortgages	3,524	188	256	1,002	4,970
Other	10,459	—	—	1,223	11,682

Total consumer and other	13,983	188	256	2,225	16,652

Total gross loans and leases receivable	$655,420	$105,529	$68,720	$21,877	$851,546

Category as a % of total portfolio	76.97%	12.39%	8.07%	2.57%	100.00%

        Credit underwriting through a committee process is a key component of the Corporation's operating philosophy. Business development officers have relatively low individual lending authority limits, and thus a significant portion of the Corporation's new credit extensions require approval from a loan approval committee regardless of the type of loan or lease, asset quality grade of the credit, amount of the credit, or the related complexities of each proposal. In addition, the Corporation makes every effort to ensure that there is appropriate collateral at the time of origination to protect the Corporation's interest in the related loan or lease.

        Each credit is evaluated for proper risk rating upon origination, at the time of each subsequent renewal, upon receipt and evaluation of updated financial information from our borrowers, or as other circumstances dictate. The Corporation uses a nine grade risk rating system to monitor the ongoing credit quality of its loans and leases. The risk rating grades follow a consistent definition, but are then applied to specific loan types based on the nature of the loan. Each risk rating is subjective and, depending on the size and nature of the credit, subject to various levels of review and concurrence on the stated risk rating. The Corporation groups loans into four loan and related risk categories which determine the level and nature of review by management.

        Category I—Loans and leases in this category are performing in accordance with the terms of the contract and generally exhibit no immediate concerns regarding the security and viability of the underlying collateral, financial stability of the borrower, integrity or strength of the borrower's management team or the industry in which the borrower operates. Loans and leases in this category are not subject to additional monitoring procedures above and beyond what is required at the origination or renewal of the loan or lease. The Corporation monitors Category I loans and leases through payment performance, continued maintenance of our personal relationships with such borrowers and continued review of such borrowers' compliance with the terms of the agreement.

        Category II—Loans and leases in this category are beginning to show signs of deterioration in one or more of the Corporation's core underwriting criteria such as financial stability, management strength, industry trends and collateral values. Management will place credits in this category to allow for proactive monitoring and resolution with the borrower to possibly mitigate the area of concern and prevent further deterioration or risk of loss to the Corporation. Category II loans are considered performing but are monitored frequently by the assigned business development officer and by a subcommittee of the Banks' loan committees.

        Category III—Loans and leases in this category are identified by the Corporation's business development officers and senior management as warranting special attention. However, the balance in this category is not intended to represent the amount of adversely classified assets held by the Banks. Category III loans and leases generally exhibit undesirable characteristics such as evidence of adverse financial trends and conditions, managerial problems, deteriorating economic conditions within the related industry, or evidence of adverse public filings and may exhibit collateral shortfall positions. Management continues to believe that it will collect all required principal and interest in accordance with the original terms of the contract, and therefore Category III loans are considered performing with no specific reserves established for this category. Category III loans are monitored on a monthly basis by management, loan committees of the Banks, and the Banks' Boards of Directors.

        Category IV—Loans and leases in this category are considered to be impaired. Impaired loans and leases have been placed on non-accrual as management has determined that it is unlikely that the Banks will receive the required principal and interest in accordance with the contractual terms of the agreement. Impaired loans are individually evaluated to assess the need for the establishment of specific reserves or charge-offs. When analyzing the adequacy of collateral, the Corporation obtains external appraisals at least annually for impaired loans and leases. External appraisals are obtained from the Corporation's approved appraiser listing and are independently reviewed to monitor the quality of such appraisals. To the extent a collateral shortfall position is present, a specific reserve or charge-off will be recorded to reflect the magnitude of the impairment. Loans and leases in this category are monitored on a monthly basis by management, loan committees of the Banks, and the Banks' Boards of Directors.

        Utilizing regulatory terminology, the Corporation identified $24.0 million and $3.9 million of loans and leases as Substandard and Special Mention, respectively, as of September 30, 2012. As of December 31, 2011, $42.6 million of loans were considered Substandard and no loans were considered Special Mention. No loans and leases were identified as Doubtful, or Loss at September 30, 2012 and December 31, 2011. The population of Special Mention and Substandard loans are a subset of Category III and Category IV loans.

        The delinquency aging of the loan and lease portfolio by class of receivable as of September 30, 2012 and December 31, 2011 were as follows:

As of September 30, 2012	30-59 days past due	60-89 days past due	Greater than 90 days past due	Total past due	Current	Total loans
	(Dollars in Thousands)
Accruing loans and leases
Commercial real estate:
Owner occupied	$—	$—	$—	$—	$152,605	$152,605
Non-owner occupied	—	—	—	—	295,388	295,388
Construction and land development	4,025	—	—	4,025	40,924	44,949
Multi-family	—	—	—	—	57,516	57,516
1-4 family	—	—	—	—	30,915	30,915
Commercial & industrial	42	—	—	42	253,567	253,609
Direct financing leases, net	—	—	—	—	16,462	16,462
Consumer and other:
Home equity and second mortgages	—	—	—	—	3,879	3,879
Other	—	—	—	—	10,665	10,665

Total	4,067	—	—	4,067	861,921	865,988

Non-accruing loans and leases
Commercial real estate:
Owner occupied	$—	$—	$117	$117	$812	$929
Non-owner occupied	—	—	464	464	—	464
Construction and land development	—	—	538	538	4,671	5,209
Multi-family	—	—	—	—	49	49
1-4 family	75	—	618	693	1,994	2,687
Commercial & industrial	—	—	208	208	1,385	1,593
Direct financing leases, net	—	—	—	—	—	—
Consumer and other:
Home equity and second mortgages	—	—	128	128	663	791
Other	—	—	1,124	1,124	—	1,124

Total	75	—	3,197	3,272	9,574	12,846

Total loans and leases
Commercial real estate:
Owner occupied	$—	$—	$117	$117	$153,417	$153,534
Non-owner occupied	—	—	464	464	295,388	295,852
Construction and land development	4,025	—	538	4,563	45,595	50,158
Multi-family	—	—	—	—	57,565	57,565
1-4 family	75	—	618	693	32,909	33,602
Commercial & industrial	42	—	208	250	254,952	255,202
Direct financing leases, net	—	—	—	—	16,462	16,462
Consumer and other:
Home equity and second mortgages	—	—	128	128	4,542	4,670
Other	—	—	1,124	1,124	10,665	11,789

Total	$4,142	$—	$3,197	$7,339	$871,495	$878,834

Percent of portfolio	0.47%	—%	0.37%	0.84%	99.16%	100.00%

As of December 31, 2011	30-59 days past due	60-89 days past due	Greater than 90 days past due	Total past due	Current	Total loans
	(Dollars in Thousands)
Accruing loans and leases
Commercial real estate:
Owner occupied	$106	$—	$—	$106	$147,450	$147,556
Non-owner occupied	—	131	—	131	302,217	302,348
Construction and land development	3,942	—	—	3,942	26,953	30,895
Multi-family	—	—	—	—	41,896	41,896
1-4 family	—	—	—	—	40,007	40,007
Commercial & industrial	25	—	—	25	235,516	235,541
Direct financing leases, net	—	—	—	—	17,110	17,110
Consumer and other:
Home equity and second mortgages	—	—	—	—	3,968	3,968
Other	—	—	—	—	10,459	10,459

Total	4,073	131	—	4,204	825,576	829,780

Non-accruing loans and leases
Commercial real estate:
Owner occupied	$—	$—	$2,011	$2,011	$961	$2,972
Non-owner occupied	—	155	1,625	1,780	469	2,249
Construction and land development	114	515	704	1,333	5,896	7,229
Multi-family	—	—	2,009	2,009	—	2,009
1-4 family	404	224	495	1,123	2,383	3,506
Commercial & industrial	21	—	298	319	1,239	1,558
Direct financing leases, net	—	—	—	—	18	18
Consumer and other:
Home equity and second mortgages	—	40	315	355	647	1,002
Other	—	—	1,222	1,222	1	1,223

Total	539	934	8,679	10,152	11,614	21,766

Total loans and leases
Commercial real estate:
Owner occupied	$106	$—	$2,011	$2,117	$148,411	$150,528
Non-owner occupied	—	286	1,625	1,911	302,686	304,597
Construction and land development	4,056	515	704	5,275	32,849	38,124
Multi-family	—	—	2,009	2,009	41,896	43,905
1-4 family	404	224	495	1,123	42,390	43,513
Commercial & industrial	46	—	298	344	236,755	237,099
Direct financing leases, net	—	—	—	—	17,128	17,128
Consumer and other:
Home equity and second mortgages	—	40	315	355	4,615	4,970
Other	—	—	1,222	1,222	10,460	11,682

Total	$4,612	$1,065	$8,679	$14,356	$837,190	$851,546

Percent of portfolio	0.54%	0.12%	1.02%	1.68%	98.32%	100.00%

        The Corporation's non-accrual loans and leases consisted of the following at September 30, 2012 and December 31, 2011, respectively.

	September 30, 2012	December 31, 2011
	(Dollars in Thousands)
Non-accrual loans and leases
Commercial real estate:
Commercial real estate—owner occupied	$929	$2,972
Commercial real estate—non-owner occupied	464	2,249
Construction and land development	5,209	7,229
Multi-family	49	2,009
1-4 family	2,687	3,506

Total non-accrual commercial real estate	9,338	17,965

Commercial and industrial	1,593	1,558

Direct financing leases, net	—	18

Consumer and other:
Home equity and second mortgage	791	1,002
Other	1,124	1,223

Total non-accrual consumer and other loans	1,915	2,225

Total non-accrual loans and leases	12,846	21,766
Foreclosed properties, net	2,187	2,236

Total non-performing assets	$15,033	$24,002

Performing troubled debt restructurings	$897	$111

	September 30, 2012	December 31, 2011
Total non-accrual loans and leases to gross loans and leases	1.46%	2.56%
Total non-performing assets to total gross loans and leases plus foreclosed properties, net	1.71	2.81
Total non-performing assets to total assets	1.26	2.04
Allowance for loan and lease losses to gross loans and leases	1.67	1.66
Allowance for loan and lease losses to non-accrual loans and leases	114.48	65.03

        As of September 30, 2012 and December 31, 2011, $10.8 million and $13.3 million of the impaired loans were considered troubled debt restructurings, respectively. As of September 30, 2012, there were no unfunded commitments associated with troubled debt restructured loans and leases.

	As of September 30, 2012			As of December 31, 2011
	Number of Loans	Pre- Modification Recorded Investment	Post- Modification Recorded Investment	Number of Loans	Pre- Modification Recorded Investment	Post- Modification Recorded Investment
	(Dollars in Thousands)
Troubled debt restructurings:
Commercial real estate
Commercial real estate—owner occupied	4	$338	$277	5	$380	$352
Commercial real estate—non-owner occupied	6	972	831	6	971	902
Construction and land development	3	8,044	4,983	4	8,457	5,692
Multi-family	1	184	49	—	—	—
1-4 family	14	2,951	2,613	15	3,152	3,031
Commercial and industrial	7	2,250	1,048	9	2,394	1,393
Direct financing leases, net	—	—	—	1	32	18
Consumer and other:
Home equity and second mortgage	8	865	770	8	865	813
Other	1	2,076	1,124	1	2,076	1,222

Total	44	$17,680	$11,695	49	$18,327	$13,423

        All loans and leases modified as a troubled debt restructuring are evaluated for impairment. The nature and extent of the impairment of restructured loans, including those which have experienced a default, is considered in the determination of an appropriate level of the allowance for loan and lease losses.

        As of September 30, 2012 and December 31, 2011, our troubled debt restructurings grouped by type of concession were as follows:

	As of September 30, 2012		As of December 31, 2011
	Number of Loans	Recorded Investment	Number of Loans	Recorded Investment
	(Dollars in Thousands)
Commercial real estate
Extension of term	2	$123	2	$127
Combination of extension and interest rate concession	26	8,630	28	9,850
Commercial and industrial
Extension of term	3	295	5	406
Combination of extension and interest rate concession	4	753	4	987
Consumer and other
Extension of term	2	1,211	5	1,603
Combination of extension and interest rate concession	7	683	4	432
Direct financing leases, net
Extension of term	—	—	1	18

Total	44	$11,695	49	$13,423

        The following table provides the number of loans and leases modified in a troubled debt restructuring during the previous 12 months which subsequently defaulted during the nine months ended September 30, 2012, as well as the recorded investment in these restructured loans as of September 30, 2012.

	Nine Months Ended September 30, 2012
	Number of Loans	Recorded Investment
	(Dollars in Thousands)
Commercial real estate:
Construction and land development	1	$110
1-4 family	1	223
Commercial and industrial	1	18
Consumer and other:
Home equity and second mortgage	1	20

Total	4	$371

        The following represents additional information regarding the Corporation's impaired loans and leases by class:

	Impaired Loans and Leases
	As of and for the Nine Months Ended September 30, 2012
	Recorded investment	Unpaid principal balance	Impairment reserve	Average recorded investment(1)	Foregone interest income	Interest income recognized	Net foregone interest income
	(In Thousands)
With no impairment reserve recorded:
Commercial real estate:
Owner occupied	$929	$929	$—	$1,710	$124	$2	$122
Non-owner occupied	676	676	—	1,433	174	207	(33)
Construction and land development	5,209	8,786	—	6,089	190	24	166
Multi-family	49	416	—	403	58	60	(2)
1-4 family	1,813	1,915	—	2,043	113	—	113
Commercial and industrial	862	1,031	—	1,440	80	25	55
Direct financing leases, net	—	—	—	5	—	1	(1)
Consumer and other:
Home equity and second mortgages	668	668	—	782	44	1	43
Other	1,124	1,612	—	1,164	85	1	84

Total	11,330	16,033	—	15,069	868	321	547

With impairment reserve recorded:
Commercial real estate:
Owner occupied	$—	$—	$—	$—	$—	$—	$—
Non-owner occupied	155	155	155	155	2	—	2
Construction and land development	530	530	190	541	15	—	15
Multi-family	—	—	—	—	—	—	—
1-4 family	874	875	322	892	38	—	38
Commercial and industrial	731	3,361	205	1,856	170	—	170
Direct financing leases, net	—	—	—	—	—	—	—
Consumer and other:
Home equity and second mortgages	123	123	94	140	7	—	7
Other	—	—	—	—	—	—	—

Total	2,413	5,044	966	3,584	232	—	232

Total:
Commercial real estate:
Owner occupied	$929	$929	$—	$1,710	$124	$2	$122
Non-owner occupied	831	831	155	1,588	176	207	(31)
Construction and land development	5,739	9,316	190	6,630	205	24	181
Multi-family	49	416	—	403	58	60	(2)
1-4 family	2,687	2,790	322	2,935	151	—	151
Commercial and industrial	1,593	4,392	205	3,296	250	25	225
Direct financing leases, net	—	—	—	5	—	1	(1)
Consumer and other:
Home equity and second mortgages	791	791	94	922	51	1	50
Other	1,124	1,612	—	1,164	85	1	84

Grand total	$13,743	$21,077	$966	$18,653	$1,100	$321	$779

(1)
Average recorded investment is calculated primarily using daily average balances.

	Impaired Loans and Leases
	As of and for the Year Ended December 31, 2011
	Recorded investment	Unpaid principal balance	Impairment reserve	Average recorded investment(1)	Foregone interest income	Interest income recognized	Net Foregone Interest Income
	(In Thousands)
With no impairment reserve recorded:
Commercial real estate:
Owner occupied	$2,455	$3,669	$—	$5,177	$450	$200	$250
Non-owner occupied	2,249	4,081	—	5,261	424	—	424
Construction and land development	6,383	9,927	—	7,974	350	48	302
Multi-family	2,009	2,246	—	3,075	362	—	362
1-4 family	2,628	3,016	—	3,160	277	108	169
Commercial and industrial	1,139	1,320	—	3,820	384	424	(40)
Direct financing leases, net	—	—	—	—	—	—	—
Consumer and other:
Home equity and second mortgages	803	827	—	884	62	1	61
Other	1,222	1,682	—	1,691	138	6	132

Total	18,888	26,768	—	31,042	2,447	787	1,660

With impairment reserve recorded:
Commercial real estate:
Owner occupied	$517	$517	$13	$358	$81	$—	$81
Non-owner occupied	—	—	—	—	—	—	—
Construction and land development	846	846	130	483	48	—	48
Multi-family	—	—	34	287	—	—	—
1-4 family	989	989	337	1,017	61	—	61
Commercial and industrial	419	419	276	384	24	—	24
Direct financing leases, net	18	18	18	13	1	—	1
Consumer and other:
Home equity and second mortgages	199	199	79	208	20	—	20
Other	1	1	1	1	—	—	—

Total	2,989	2,989	888	2,751	235	—	235

Total:
Commercial real estate:
Owner occupied	$2,972	$4,186	$13	$5,535	$531	$200	$331
Non-owner occupied	2,249	4,081	—	5,261	424	—	424
Construction and land development	7,229	10,773	130	8,457	398	48	350
Multi-family	2,009	2,246	34	3,362	362	—	362
1-4 family	3,617	4,005	337	4,177	338	108	230
Commercial and industrial	1,558	1,739	276	4,204	408	424	(16)
Direct financing leases, net	18	18	18	13	1	—	1
Consumer and other:
Home equity and second mortgages	1,002	1,026	79	1,092	82	1	81
Other	1,223	1,683	1	1,692	138	6	132

Grand total	$21,877	$29,757	$888	$33,793	$2,682	$787	$1,895

(1)
Average recorded investment is calculated primarily using daily average balances.

        The difference between the loans and leases recorded investment and the unpaid principal balance of $7.3 million and $7.9 million as of September 30, 2012 and December 31, 2011 represents partial charge-offs resulting from confirmed losses due to the value of the collateral securing the loans and leases being below the carrying values of the loans and leases. Impaired loans and leases also included $897,000 and $111,000 of loans that were performing troubled debt restructurings, and thus, while not on non-accrual, were reported as impaired, due to the concession in terms. When a loan is placed on non-accrual, interest accruals are discontinued and previously accrued but uncollected interest is deducted from interest income. Cash payments collected on non-accrual loans are first applied to principal. Foregone interest represents the interest that was contractually due on the note but not received or recorded. To the extent the amount of principal on a non-accrual note is fully collected and additional cash is received, the Corporation will recognize interest income.

        To determine the level and composition of the allowance for loan and lease losses, the Corporation breaks out the portfolio by segments and risk ratings. First, the Corporation evaluates loans and leases for potential impairment classification. The Corporation analyzes each loan and lease determined to be impaired on an individual basis to determine a specific reserve based upon the estimated value of the underlying collateral for collateral-dependent loans, or alternatively, the present value of expected cash flows. The Corporation applies historical trends from established risk factors to each category of loans and leases that has not been individually evaluated for the purpose of establishing the general portion of the allowance.

        A summary of the activity in the allowance for loan and lease losses by portfolio segment is as follows:

	As of and for the Nine Months Ended September 30, 2012
	Commercial real estate	Commercial and industrial	Consumer and other	Direct financing leases, net	Total
	(Dollars in Thousands)
Allowance for credit losses:
Beginning balance	$9,554	$3,977	$384	$240	$14,155
Charge-offs	(467)	(2,668)	(107)	—	(3,242)
Recoveries	291	65	38	—	394
Provision	572	2,764	83	(20)	3,399

Ending balance	$9,950	$4,138	$398	$220	$14,706

Ending balance: individually evaluated for impairment	$667	$205	$94	$—	$966

Ending balance: collectively evaluated for impairment	$9,283	$3,933	$304	$220	$13,740

Ending balance: loans acquired with deteriorated credit quality	$—	$—	$—	$—	$—

Loans and lease receivables:
Ending balance, gross	$590,711	$255,202	$16,459	$16,462	$878,834

Ending balance: individually evaluated for impairment	$10,235	$1,593	$1,915	$—	$13,743

Ending balance: collectively evaluated for impairment	$580,476	$253,609	$14,544	$16,462	$865,091

Ending balance: loans acquired with deteriorated credit quality	$—	$—	$—	$—	$—

Allowance as % of gross loans	1.68%	1.62%	2.42%	1.34%	1.67%

	As of and for the Nine Months Ended September 30, 2011
	Commercial real estate	Commercial and industrial	Consumer and other	Direct financing leases, net	Total
	(Dollars in Thousands)
Allowance for credit losses:
Beginning balance	$11,267	$4,277	$482	$245	$16,271
Charge-offs	(5,444)	(471)	(325)	—	(6,240)
Recoveries	277	432	69	19	797
Provision	3,488	(338)	187	(24)	3,313

Ending balance	$9,588	$3,900	$413	$240	$14,141

Ending balance: individually evaluated for impairment	$757	$252	$82	$25	$1,116

Ending balance: collectively evaluated for impairment	$8,831	$3,648	$331	$215	$13,025

Ending balance: loans acquired with deteriorated credit quality	$—	$—	$—	$—	$—

Loans and lease receivables:
Ending balance, gross	$602,869	$224,257	$18,012	$16,324	$861,462

Ending balance: individually evaluated for impairment	$22,900	$1,714	$2,490	$25	$27,129

Ending balance: collectively evaluated for impairment	$579,969	$222,543	$15,522	$16,299	$834,333

Ending balance: loans acquired with deteriorated credit quality	$—	$—	$—	$—	$—

Allowance as % of gross loans	1.59%	1.74%	2.29%	1.47%	1.64%

Deposits	9 Months Ended
Sep. 30, 2012
Deposits [Abstract]
Deposits
Deposits
Deposits consisted of the following:

	September 30, 2012			December 31, 2011
	Balance	Weighted average balance	Weighted average rate	Balance	Weighted average balance	Weighted average rate
	(Dollars in Thousands)
Non-interest-bearing transaction accounts	$140,831	$131,761	—%	$132,230	$112,899	—%
Interest-bearing transaction accounts	38,099	34,263	0.30	23,004	25,389	0.28
Money market accounts	409,823	384,488	0.81	364,082	300,652	0.99
Certificates of deposit	81,777	84,907	1.20	85,331	80,323	1.38
Brokered certificates of deposit	390,728	409,393	2.28	446,665	486,594	2.66
Total deposits	$1,061,258	$1,044,812	1.29	$1,051,312	$1,005,857	1.70

FHLB Advances, Other Borrowings and Junior Subordinated Notes Payable	9 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
FHLB Advances, Other Borrowings and Junior Subordinated Notes Payable
FHLB Advances, Other Borrowings and Junior Subordinated Notes Payable
The composition of borrowed funds at September 30, 2012 and December 31, 2011 was as follows:

	September 30, 2012			December 31, 2011
	Balance	Weighted average balance	Weighted average rate	Balance	Weighted average balance	Weighted average rate
	(Dollars in Thousands)
Federal funds purchased	$—	$148	0.81%	$—	$252	0.90%
FHLB advances	472	2,520	1.32	482	656	5.83
Line of credit	10	2,223	4.04	810	2,236	4.06
Subordinated notes payable	39,000	39,000	6.99	39,000	39,000	6.12
Junior subordinated notes	10,315	10,315	10.79	10,315	10,315	10.78
	$49,797	$54,206	7.33	$50,607	$52,459	6.94

Short-term borrowings	$482			$810
Long-term borrowings	49,315			49,797
	$49,797			$50,607

As of September 30, 2012, the Corporation was in compliance with its debt covenants under its senior line of credit. The Corporation pays an unused line fee on its secured senior line of credit. For the nine months ended September 30, 2012 and 2011, the Corporation incurred unused line fee expense of $8,000 and $7,000, respectively. The unused line fee is recorded as a component of interest expense.
During the first quarter of 2012, the Corporation sold and issued approximately $6.2 million in aggregate principal amount of subordinated debentures to certain accredited investors. The debentures have been structured to qualify as Tier 2 capital, mature on January 15, 2022 and bear a fixed interest rate of 7.5% per year for their entire term. The Corporation may, at its option, redeem the debentures, in whole or part, at any time after the fifth anniversary of issuance. The Corporation used the net proceeds from the sale of the debentures to replace a portion of its existing $39.0 million of subordinated notes payable to diversify its sources of debt, obtain a longer term fixed rate instrument and enhance its regulatory capital position.

Fair Value Disclosures	9 Months Ended
Sep. 30, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures
Fair Value Disclosures
The Corporation determines the fair market values of its financial instruments based on the fair value hierarchy established in ASC Topic 820, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Fair value is defined as the price that would be received in an orderly transaction that is not a forced liquidation or distressed sale at the measurement date and is based on exit prices. Fair value includes assumptions about risk such as nonperformance risk in liability fair values and is a market-based measurement, not an entity-specific measurement. The standard describes three levels of inputs that may be used to measure fair value.
Level 1 — Level 1 inputs are unadjusted quoted prices in active markets for identical assets or liabilities that the Corporation has the ability to access at the measurement date.

Level 2 — Level 2 inputs are inputs other than quoted prices included with Level 1 that are observable for the asset or liability either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3 — Level 3 inputs are inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Corporation’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.
Assets and liabilities measured at fair value on a recurring basis, segregated by fair value hierarchy level, are summarized below:

	Fair Value Measurements Using
September 30, 2012	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Municipal obligations	$—	$10,056	$—	$10,056
U.S. Government agency obligations - government-sponsored enterprises	—	16,237	—	16,237
Collateralized mortgage obligations - government issued	—	163,886	—	163,886
Collateralized mortgage obligations - government-sponsored enterprises	—	12,626	—	12,626
Interest rate swaps	—	3,011	—	3,011
Liabilities:
Interest rate swaps	$—	$3,011	$—	$3,011

	Fair Value Measurements Using
December 31, 2011	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Municipal obligations	$—	$2,831	$—	$2,831
U.S. Government agency obligations - government-sponsored enterprises	—	—	—	—
Collateralized mortgage obligations - government issued	—	165,401	—	165,401
Collateralized mortgage obligations - government-sponsored enterprises	—	2,154	—	2,154
Interest rate swaps	—	3,434	—	3,434
Liabilities:
Interest rate swaps	$—	$3,434	$—	$3,434

For assets and liabilities measured at fair value on a recurring basis, there were no transfers between the levels during the nine months ended September 30, 2012 or the year ended December 31, 2011 related to the above measurements.
Assets and liabilities measured at fair value on a non-recurring basis, segregated by fair value hierarchy are summarized below:

		As of and for the Nine Months Ended September 30, 2012
	Balance at	Fair Value Measurements Using			Total Gains (Losses)
	September 30, 2012	Level 1	Level 2	Level 3
	(In Thousands)
Impaired loans	$8,813	$—	$8,415	$398	$—
Foreclosed properties	2,187	252	1,935	—	(176)

		As of and for the Year Ended December 31, 2011
	Balance at	Fair Value Measurements Using			Total Gains (Losses)
	December 31, 2011	Level 1	Level 2	Level 3
	(In Thousands)
Impaired loans	$12,787	$—	$12,787	$—	$—
Foreclosed properties	2,236	138	1,989	109	(621)

Impaired loans that are collateral dependent were written down to their fair value less costs to sell of $8.8 million and $12.8 million at September 30, 2012 and December 31, 2011, respectively, through the establishment of specific reserves or by recording charge-offs when the carrying value exceeded the fair value. Valuation techniques consistent with the market approach, income approach, or cost approach were used to measure fair value and primarily included observable inputs for the individual impaired loans being evaluated such as current appraisals, recent sales of similar assets or other observable market data. In cases where such inputs were unobservable, specifically discounts applied to appraisal values to adjust such values to current market conditions or to reflect net realizable value, the impaired loan balance is reflected within Level 3 of the hierarchy. The quantification of unobservable inputs for Level 3 values range from 13% - 100%.
Certain non-financial assets subject to measurement at fair value on a non-recurring basis included foreclosed properties. Foreclosed properties, upon initial recognition, are re-measured and reported at fair value through a charge-off to the allowance for loan and lease losses, if deemed necessary, based upon the fair value of the foreclosed property. The fair value of a foreclosed property, upon initial recognition, is estimated using a market approach or Level 2 inputs based on observable market data, typically an appraisal, or Level 3 inputs based upon assumptions specific to the individual property or equipment. Level 3 inputs typically include unobservable inputs such as management applied discounts used to further reduce values to a net realizable value and may be used in situations when observable inputs become stale. Foreclosed property fair value inputs may transition to Level 1 upon receipt of an accepted offer for the sale of the related foreclosed property. As of September 30, 2012, there were no foreclosed properties supported by a Level 3 valuation. Subsequent impairments of foreclosed properties are recorded as a loss on foreclosed properties. During the nine months ended September 30, 2012, $1.4 million of outstanding loans were transferred to foreclosed properties as the Corporation claimed title to the respective assets. During the nine months ended September 30, 2012, the Corporation completed an evaluation of certain of its foreclosed assets. Based upon the evaluation and the results of the impairment calculation, we recognized impairment losses of $176,000 on foreclosed properties. The activity of the Corporation's foreclosed properties is summarized as follows:

	As of and for the Nine Months Ended September 30, 2012	As of and for the Year Ended December 31, 2011
	(In Thousands)
Foreclosed properties at the beginning of the period	$2,236	$1,750
Loans transferred to foreclosed properties, at lower of cost or fair value	1,397	3,119
Payments to priority lien holders of foreclosed properties	268	—
Proceeds from sale of foreclosed properties	(1,486)	(2,213)
Net (loss) gain on sale of foreclosed properties	(52)	201
Impairment valuation	(176)	(621)
Foreclosed properties at the end of the period	$2,187	$2,236

Fair Value of Financial Instruments
The Corporation is required to disclose estimated fair values for its financial instruments. Fair value estimates, methods, and assumptions, consistent with exit price concepts for fair value measurements, are set forth below:

	September 30, 2012					December 31, 2011
	Carrying Amount	Fair Value				Carrying Amount	Fair Value
		Total	Level 1	Level 2	Level 3
	(In Thousands)
Financial assets:
Cash and cash equivalents	$87,842	$87,842	$84,342	$—	$3,500	$130,093	$130,093
Securities available-for-sale	202,805	202,805	—	202,805	—	170,386	170,386
Loans and lease receivables, net	863,486	882,020	—	8,415	873,605	836,687	840,552
Federal Home Loan Bank stock	1,144	1,144	—	—	1,144	2,367	2,367
Cash surrender value of life insurance	18,068	18,068	18,068	—	—	17,660	17,660
Accrued interest receivable	3,506	3,506	3,506	—	—	3,525	3,525
Interest rate swaps	3,011	3,011	—	3,011	—	3,434	3,434
Financial liabilities:
Deposits	$1,061,258	$1,076,019	$588,753	$487,266	$—	$1,051,312	$1,068,845
Federal Home Loan Bank and other borrowings	39,482	39,746	—	39,746	—	40,292	40,899
Junior subordinated notes	10,315	7,020	—	—	7,020	10,315	6,917
Interest rate swaps	3,011	3,011	—	3,011	—	3,434	3,434
Accrued interest payable	2,635	2,635	2,635	—	—	2,625	2,625
Off balance sheet items:
Standby letters of credit	112	112	—	—	112	81	81
Commitments to extend credit	—	*	*	*	*	—	*

*Not meaningful
Disclosure of fair value information about financial instruments, for which it is practicable to estimate that value, is required whether or not recognized in the consolidated balance sheets. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. Certain financial instruments and all non-financial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value amounts presented do not necessarily represent the underlying value of the Corporation.
Cash and cash equivalents: The carrying amounts reported for cash and due from banks, interest bearing deposits held by the Corporation, accrued interest receivable and accrued interest payable approximate fair value because of their immediate availability and because they do not present unanticipated credit concerns. The carrying value of commercial paper, included in the cash and cash equivalents category, approximates fair value due to the short-term maturity structure of the instrument. As of September 30, 2012, the Corporation held $3.5 million of commercial paper. There was no commercial paper outstanding as of December 31, 2011. The fair value of commercial paper is considered a Level 3 input given the underlying potential for credit risks associated with the issuing companies ability to repay the investment at the stated maturity. The inputs to evaluate the credit risk of the commercial paper issuer are based upon unobservable inputs.
Securities: The fair value measurements of investment securities are determined by a third party pricing service which considers observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, trade execution data, market consensus prepayment speeds, credit information and the securities’ terms and conditions, among other things. The fair value measurements are subject to independent verification to another pricing source on a quarterly basis to review for reasonableness. In addition, the Corporation reviews the third-party valuation methodology on a periodic basis. Any significant differences in valuation are reviewed with appropriate members of management who have the relevant technical expertise to assess the results. The Corporation has determined that these valuations are classified in Level 2 of the fair value hierarchy. When the independent pricing service does not provide a fair value measurement for a particular security, the Corporation will estimate the fair value based on specific information about each security. Fair values derived in this manner are classified in Level 3 of the fair value hierarchy.
Loans and Leases: The fair value estimation process for the loan portfolio uses an exit price concept and reflects discounts that the Corporation believes are consistent with liquidity discounts in the market place. Fair values are estimated for portfolios of loans with similar financial characteristics. The fair value of performing and nonperforming loans is calculated by discounting scheduled and expected cash flows through the estimated maturity using estimated market rates that reflect the credit and interest rate risk inherent in the portfolio of loans and then applying a discount factor based upon the embedded credit risk of the loan and the fair value of collateral securing nonperforming loans when the loan is collateral dependent. The estimate of maturity is based on the Banks’ historical experience with repayments for each loan classification, modified, as required, by an estimate of the effect of current economic and lending conditions. Significant unobservable inputs include, but are not limited to, discounts (investor yield premiums) applied to fair value calculations to further determine the exit value of a portfolio of loans.
Federal Home Loan Bank Stock: The carrying amount of FHLB stock equals its fair value because the shares may be redeemed by the FHLB at their carrying amount of $100 per share.
Cash Surrender Value of Life Insurance: The carrying amount of the cash surrender value of life insurance approximates its fair value as the carrying value represents the current settlement amount.
Deposits: The fair value of deposits with no stated maturity, such as demand deposits and money market accounts, is equal to the amount payable on demand. The fair value of time deposits is based on the discounted value of contractual cash flows. The discount rate is estimated using the rates currently offered for deposits of similar remaining maturities. The fair value estimates do not include the intangible value that results from the funding provided by deposit liabilities compared to borrowing funds in the market.
Borrowed Funds: Market rates currently available to the Corporation and Banks for debt with similar terms and remaining maturities are used to estimate fair value of existing debt.
Financial Instruments with Off-Balance-Sheet Risks: The fair value of the Corporation’s off-balance-sheet instruments is based on quoted market prices and fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the credit standing of the related counterparty. Commitments to extend credit and standby letters of credit are generally not marketable. Furthermore, interest rates on any amounts drawn under such commitments would generally be established at market rates at the time of the draw. Fair value would principally derive from the present value of fees received for those products.
Interest Rate Swaps: The carrying amount and fair value of existing derivative financial instruments are based upon independent valuation models, which use widely accepted valuation techniques, including discounted cash flow analysis on the expected cash flows of each derivative contract. This analysis reflects the contractual terms of the derivatives, including the period to maturity, and uses observable market-based inputs, including interest rate curves and implied volatilities. The Corporation incorporates credit valuation adjustments to appropriately reflect both its own nonperformance risk and the respective counterparty’s nonperformance risk in the fair value measurements. In adjusting the fair value of its derivative contracts for the effect of nonperformance risk, the Corporation has considered the impact of netting and any applicable credit enhancements, such as collateral postings, thresholds, mutual puts and guarantees.
Limitations: Fair value estimates are made at a discrete point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Corporation’s entire holding of a particular financial instrument. Because no market exists for a significant portion of the Corporation’s financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.
Fair value estimates are based on existing balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and were not considered in the estimates.

Derivative Financial Instruments	9 Months Ended
Sep. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
Derivative Financial Instruments
The Corporation offers interest rate swap products directly to qualified commercial borrowers. The Corporation economically hedges client derivative transactions by entering into offsetting interest rate swap contracts executed with a third party. Derivative transactions executed as part of this program are not designated as accounting hedge relationships and are marked-to-market through earnings each period. The derivative contracts have mirror-image terms, which results in the positions’ changes in fair value primarily offsetting through earnings each period. The credit risk and risk of non-performance embedded in the fair value calculations is different between the dealer counterparties and the commercial borrowers which may result in a difference in the changes in the fair value of the mirror-image swaps. The Corporation incorporates credit valuation adjustments to appropriately reflect both its own non-performance risk and the counterparty’s risk in the fair value measurements. When evaluating the fair value of its derivative contracts for the effects of non-performance and credit risk, the Corporation considered the impact of netting and any applicable credit enhancements such as collateral postings, thresholds and guarantees.
At September 30, 2012, the aggregate amortizing notional value of interest rate swaps with various commercial borrowers was $49.0 million. The Corporation receives fixed rates and pays floating rates based upon LIBOR on the swaps with commercial borrowers. The aggregate amortizing notional value of interest rate swaps with dealer counterparties was also $49.0 million. The Corporation pays fixed rates and receives floating rates based upon LIBOR on the swaps with dealer counterparties. These interest rate swaps mature in February, 2013 through June, 2022. The commercial borrower swaps were reported on the Corporation’s balance sheet as a derivative asset of $3.0 million and were included in accrued interest receivable and other assets. Dealer counterparty swaps were reported on the Corporation’s balance sheet as a net derivative liability of $3.0 million due to master netting and settlement contracts with dealer counterparties and were included in accrued interest payable and other liabilities as of September 30, 2012.
The table below provides information about the location and fair value of the Corporation’s derivative instruments as of September 30, 2012 and December 31, 2011.

	Interest Rate Swap Contracts
	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
	(In Thousands)
Derivatives not designated as hedging instruments
September 30, 2012	Other assets	$3,011	Other liabilities	$3,011
December 31, 2011	Other assets	$3,434	Other liabilities	$3,434

No derivative instruments held by the Corporation for the nine months ended September 30, 2012 were considered hedging instruments. All changes in the fair value of these instruments are recorded in other non-interest income. Given the mirror-image terms of the outstanding derivative portfolio the change in fair value for the nine months ended September 30, 2012 and 2011 had no net impact to the unaudited consolidated income statement.

Regulatory Capital	9 Months Ended
Sep. 30, 2012
Regulatory Capital Requirements [Abstract]
Regulatory Capital
Regulatory Capital
The Corporation and the Banks are subject to various regulatory capital requirements administered by Federal and State of Wisconsin banking agencies. Failure to meet minimum capital requirements can result in certain mandatory, and possibly additional discretionary actions on the part of regulators, that if undertaken, could have a direct material effect on the Banks’ assets, liabilities and certain off-balance sheet items as calculated under regulatory practices. The Corporation’s and the Banks’ capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk weightings and other factors. The Corporation has updated its Capital and Liquidity Action Plan (the “Plan”), which is designed to help ensure appropriate capital adequacy, to plan for future capital needs and to ensure that the Corporation serves as a source of financial strength to the Banks. The Corporation’s and the Banks’ Boards of Directors and management teams adhere to the appropriate regulatory guidelines on decisions which affect their capital position, including but not limited to, decisions relating to the payment of dividends and increasing indebtedness.
As a bank holding company, the Corporation’s ability to pay dividends is affected by the policies and enforcement powers of the Federal Reserve. Federal Reserve guidance urges companies to strongly consider eliminating, deferring or significantly reducing dividends if: (i) net income available to common shareholders for the past four quarters, net of dividends previously paid during that period, is not sufficient to fully fund the dividend; (ii) the prospective rate of earnings retention is not consistent with the bank holding company’s capital needs and overall current prospective financial condition; or (iii) the bank holding company will not meet, or is in danger of not meeting, its minimum regulatory capital ratios. Management intends, when appropriate under regulatory guidelines, to consult with the Federal Reserve Bank of Chicago and provide it with information on the Corporation’s then-current and prospective earnings and capital position in advance of declaring any cash dividends.
The Banks are also subject to certain legal, regulatory and other restrictions on their ability to pay dividends to the Corporation. As a bank holding company, the payment of dividends by the Banks to the Corporation is one of the sources of funds the Corporation could use to pay dividends, if any, in the future and to make other payments. Future dividend decisions by the Banks and the Corporation will continue to be subject to compliance with various legal, regulatory and other restrictions as defined from time to time.
Qualitative measures established by regulation to ensure capital adequacy require the Corporation and the Banks to maintain minimum amounts and ratios of Total and Tier 1 capital to risk-weighted assets and of Tier 1 capital to average assets. Tier 1 capital generally consists of stockholders’ equity plus certain qualifying debentures and other specified items less intangible assets such as goodwill. Risk-based capital requirements presently address credit risk related to both recorded and off-balance-sheet commitments and obligations. Management believes, as of September 30, 2012, that the Corporation and the Banks met all applicable capital adequacy requirements.
As of September 30, 2012, the most recent notification from the Federal Deposit Insurance Corporation and the State of Wisconsin Department of Financial Institutions categorized the Banks as well capitalized under the regulatory framework for prompt corrective action.
The following table summarizes the Corporation’s and Banks’ capital ratios and the ratios required by their federal regulators at September 30, 2012 and December 31, 2011, respectively:

	Actual		Minimum Required for Capital Adequacy Purposes		Minimum Required to be Well Capitalized Under Prompt Corrective Action Requirements
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
As of September 30, 2012
Total capital
(to risk-weighted assets)
Consolidated	$127,871	13.33%	$76,746	8.00%	N/A	N/A
First Business Bank	111,665	13.06	68,417	8.00	$85,521	10.00%
First Business Bank — Milwaukee	15,635	15.12	8,273	8.00	10,341	10.00
Tier 1 capital
(to risk-weighted assets)
Consolidated	$77,917	8.12%	$38,373	4.00%	N/A	N/A
First Business Bank	100,944	11.80	34,209	4.00	$51,313	6.00%
First Business Bank — Milwaukee	14,339	13.87	4,136	4.00	6,205	6.00
Tier 1 capital
(to average assets)
Consolidated	$77,917	6.58%	$47,374	4.00%	N/A	N/A
First Business Bank	100,944	10.30	39,197	4.00	$48,997	5.00%
First Business Bank — Milwaukee	14,339	6.66	8,612	4.00	10,765	5.00

	Actual		Minimum Required for Capital Adequacy Purposes		Minimum Required to be Well Capitalized Under Prompt Corrective Action Requirements
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
As of December 31, 2011
Total capital
(to risk-weighted assets)
Consolidated	$118,895	13.11%	$72,559	8.00%	N/A	N/A
First Business Bank	108,860	13.39	65,058	8.00	$81,322	10.00%
First Business Bank — Milwaukee	15,074	16.11	7,484	8.00	9,355	10.00
Tier 1 capital
(to risk-weighted assets)
Consolidated	$71,723	7.91	$36,279	4.00%	N/A	N/A
First Business Bank	98,666	12.13	32,529	4.00	$48,793	6.00%
First Business Bank — Milwaukee	13,898	14.86	3,742	4.00	5,613	6.00
Tier 1 capital
(to average assets)
Consolidated	$71,723	6.22	$46,152	4.00%	N/A	N/A
First Business Bank	98,666	9.98	39,556	4.00	$49,445	5.00%
First Business Bank — Milwaukee	13,898	7.95	6,993	4.00	8,741	5.00

Nature of Operations and Summary of Significant Accounting Policies Nature of Operations and Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Principles of Consolidation
Principles of Consolidation. The unaudited consolidated financial statements include the accounts and results of the Corporation. In accordance with the provisions of Accounting Standards Codification (ASC) Topic 810, the Corporation’s ownership interest in FBFS Statutory Trust II (“Trust II”) has not been consolidated into the financial statements. All significant intercompany balances and transactions were eliminated in consolidation.

Basis of Presentation
Basis of Presentation. The accompanying unaudited consolidated financial statements were prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and with the instructions to Form 10-Q and Rule 8-03 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. The Corporation has not changed its significant accounting and reporting policies from those disclosed in the Corporation’s Form 10-K for the year ended December 31, 2011 except as described further below in this Note 1.
In the opinion of management, all adjustments (consisting of normal recurring accruals) necessary for a fair presentation of the unaudited consolidated financial statements were included in the unaudited consolidated financial statements. The results of operations for the three and nine month periods ended September 30, 2012 are not necessarily indicative of results that may be expected for any other interim period or the entire fiscal year ending December 31, 2012. Certain amounts in prior periods may have been reclassified to conform to the current presentation. Subsequent events were evaluated through the issuance of the unaudited consolidated financial statements.

Recent Accounting Pronouncements

Earnings Per Common Share (Policies)	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Earnings Per Share, Policy
Earnings per common share are computed using the two-class method. Basic earnings per common share are computed by dividing net income allocated to common shares by the weighted average number of shares outstanding during the applicable period, excluding outstanding participating securities. Participating securities include unvested restricted shares. Unvested restricted shares are considered participating securities because holders of these securities receive non-forfeitable dividends at the same rate as holders of the Corporation’s common stock. Diluted earnings per share are computed by dividing net income allocated to common shares adjusted for reallocation of undistributed earnings of unvested restricted shares by the weighted average number of shares determined for the basic earnings per common share computation plus the dilutive effect of common stock equivalents using the treasury stock method.

Share-Based Compensation (Policies)	9 Months Ended
Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation, Option and Incentive Plans Policy
The Corporation adopted the 2012 Equity Incentive Plan (the “Plan”) during the quarter ended June 30, 2012. The Plan is administered by the Compensation Committee of the Board of Directors of FBFS and provides for the grant of equity ownership opportunities through incentive stock options and nonqualified stock options (“Stock Options”), restricted stock, restricted stock units, dividend equivalent unit, and any other type of award permitted by the Plan. Shares previously available for grant under the 2006 Equity Incentive Plan (the "2006 Plan") were transferred to the 2012 Equity Incentive Plan. As of September 30, 2012, 214,634 shares were available for future grants under the Plan. Shares covered by awards that expire, terminate or lapse will again be available for the grant of awards under the Plan. The Corporation may issue new shares and shares from treasury for shares delivered under the Plan. The 2006 Plan was terminated on May 14, 2012.
Stock Options
The Corporation may grant Stock Options to senior executives and other employees under the Plan. Stock Options generally have an exercise price that is equal to the fair value of the common shares on the date the option is awarded. Stock Options granted under the plans are subject to graded vesting, generally ranging from 4 years to 8 years, and have a contractual term of 10 years. For any new awards issued, compensation expense is recognized over the requisite service period for the entire award on a straight-line basis. No Stock Options were granted since the Corporation became a reporting company under the Securities Exchange Act of 1934 and no Stock Options were modified, repurchased or cancelled. Therefore, no stock-based compensation related to Stock Options was recognized in the consolidated financial statements for the three and nine months ended September 30, 2012 and 2011. As of September 30, 2012, all Stock Options granted and not previously forfeited have vested.

Loan and Lease Receivables, Impaired Loans and Leases and Allowance for Loan and Lease Losses (Policies)	9 Months Ended
Sep. 30, 2012
Receivables [Abstract]
Loans and Leases Receivable, Allowance for Loan Losses Policy
To determine the level and composition of the allowance for loan and lease losses, the Corporation breaks out the portfolio by segments and risk ratings. First, the Corporation evaluates loans and leases for potential impairment classification. The Corporation analyzes each loan and lease determined to be impaired on an individual basis to determine a specific reserve based upon the estimated value of the underlying collateral for collateral-dependent loans, or alternatively, the present value of expected cash flows. The Corporation applies historical trends from established risk factors to each category of loans and leases that has not been individually evaluated for the purpose of establishing the general portion of the allowance.

FHLB Advances, Other Borrowings and Junior Subordinated Notes Payable (Policies)	9 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
Debt Instrument, Covenant Compliance	As of September 30, 2012, the Corporation was in compliance with its debt covenants under its senior line of credit.

Fair Value Disclosures (Policies)	9 Months Ended
Sep. 30, 2012
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments, Policy
The Corporation determines the fair market values of its financial instruments based on the fair value hierarchy established in ASC Topic 820, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Fair value is defined as the price that would be received in an orderly transaction that is not a forced liquidation or distressed sale at the measurement date and is based on exit prices. Fair value includes assumptions about risk such as nonperformance risk in liability fair values and is a market-based measurement, not an entity-specific measurement. The standard describes three levels of inputs that may be used to measure fair value.
Level 1 — Level 1 inputs are unadjusted quoted prices in active markets for identical assets or liabilities that the Corporation has the ability to access at the measurement date.

Level 2 — Level 2 inputs are inputs other than quoted prices included with Level 1 that are observable for the asset or liability either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3 — Level 3 inputs are inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Corporation’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

Foreclosed Assets Policy
Certain non-financial assets subject to measurement at fair value on a non-recurring basis included foreclosed properties. Foreclosed properties, upon initial recognition, are re-measured and reported at fair value through a charge-off to the allowance for loan and lease losses, if deemed necessary, based upon the fair value of the foreclosed property. The fair value of a foreclosed property, upon initial recognition, is estimated using a market approach or Level 2 inputs based on observable market data, typically an appraisal, or Level 3 inputs based upon assumptions specific to the individual property or equipment. Level 3 inputs typically include unobservable inputs such as management applied discounts used to further reduce values to a net realizable value and may be used in situations when observable inputs become stale. Foreclosed property fair value inputs may transition to Level 1 upon receipt of an accepted offer for the sale of the related foreclosed property. As of September 30, 2012, there were no foreclosed properties supported by a Level 3 valuation. Subsequent impairments of foreclosed properties are recorded as a loss on foreclosed properties

Fair Value Measurement, Policy
Disclosure of fair value information about financial instruments, for which it is practicable to estimate that value, is required whether or not recognized in the consolidated balance sheets. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. Certain financial instruments and all non-financial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value amounts presented do not necessarily represent the underlying value of the Corporation.
Cash and cash equivalents: The carrying amounts reported for cash and due from banks, interest bearing deposits held by the Corporation, accrued interest receivable and accrued interest payable approximate fair value because of their immediate availability and because they do not present unanticipated credit concerns. The carrying value of commercial paper, included in the cash and cash equivalents category, approximates fair value due to the short-term maturity structure of the instrument. As of September 30, 2012, the Corporation held $3.5 million of commercial paper. There was no commercial paper outstanding as of December 31, 2011. The fair value of commercial paper is considered a Level 3 input given the underlying potential for credit risks associated with the issuing companies ability to repay the investment at the stated maturity. The inputs to evaluate the credit risk of the commercial paper issuer are based upon unobservable inputs.
Securities: The fair value measurements of investment securities are determined by a third party pricing service which considers observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, trade execution data, market consensus prepayment speeds, credit information and the securities’ terms and conditions, among other things. The fair value measurements are subject to independent verification to another pricing source on a quarterly basis to review for reasonableness. In addition, the Corporation reviews the third-party valuation methodology on a periodic basis. Any significant differences in valuation are reviewed with appropriate members of management who have the relevant technical expertise to assess the results. The Corporation has determined that these valuations are classified in Level 2 of the fair value hierarchy. When the independent pricing service does not provide a fair value measurement for a particular security, the Corporation will estimate the fair value based on specific information about each security. Fair values derived in this manner are classified in Level 3 of the fair value hierarchy.
Loans and Leases: The fair value estimation process for the loan portfolio uses an exit price concept and reflects discounts that the Corporation believes are consistent with liquidity discounts in the market place. Fair values are estimated for portfolios of loans with similar financial characteristics. The fair value of performing and nonperforming loans is calculated by discounting scheduled and expected cash flows through the estimated maturity using estimated market rates that reflect the credit and interest rate risk inherent in the portfolio of loans and then applying a discount factor based upon the embedded credit risk of the loan and the fair value of collateral securing nonperforming loans when the loan is collateral dependent. The estimate of maturity is based on the Banks’ historical experience with repayments for each loan classification, modified, as required, by an estimate of the effect of current economic and lending conditions. Significant unobservable inputs include, but are not limited to, discounts (investor yield premiums) applied to fair value calculations to further determine the exit value of a portfolio of loans.
Federal Home Loan Bank Stock: The carrying amount of FHLB stock equals its fair value because the shares may be redeemed by the FHLB at their carrying amount of $100 per share.
Cash Surrender Value of Life Insurance: The carrying amount of the cash surrender value of life insurance approximates its fair value as the carrying value represents the current settlement amount.
Deposits: The fair value of deposits with no stated maturity, such as demand deposits and money market accounts, is equal to the amount payable on demand. The fair value of time deposits is based on the discounted value of contractual cash flows. The discount rate is estimated using the rates currently offered for deposits of similar remaining maturities. The fair value estimates do not include the intangible value that results from the funding provided by deposit liabilities compared to borrowing funds in the market.
Borrowed Funds: Market rates currently available to the Corporation and Banks for debt with similar terms and remaining maturities are used to estimate fair value of existing debt.
Financial Instruments with Off-Balance-Sheet Risks: The fair value of the Corporation’s off-balance-sheet instruments is based on quoted market prices and fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the credit standing of the related counterparty. Commitments to extend credit and standby letters of credit are generally not marketable. Furthermore, interest rates on any amounts drawn under such commitments would generally be established at market rates at the time of the draw. Fair value would principally derive from the present value of fees received for those products.
Interest Rate Swaps: The carrying amount and fair value of existing derivative financial instruments are based upon independent valuation models, which use widely accepted valuation techniques, including discounted cash flow analysis on the expected cash flows of each derivative contract. This analysis reflects the contractual terms of the derivatives, including the period to maturity, and uses observable market-based inputs, including interest rate curves and implied volatilities. The Corporation incorporates credit valuation adjustments to appropriately reflect both its own nonperformance risk and the respective counterparty’s nonperformance risk in the fair value measurements. In adjusting the fair value of its derivative contracts for the effect of nonperformance risk, the Corporation has considered the impact of netting and any applicable credit enhancements, such as collateral postings, thresholds, mutual puts and guarantees.
Limitations: Fair value estimates are made at a discrete point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Corporation’s entire holding of a particular financial instrument. Because no market exists for a significant portion of the Corporation’s financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.
Fair value estimates are based on existing balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and were not considered in the estimates.

Derivative Financial Instruments (Policies)	9 Months Ended
Sep. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives, Policy
The Corporation offers interest rate swap products directly to qualified commercial borrowers. The Corporation economically hedges client derivative transactions by entering into offsetting interest rate swap contracts executed with a third party. Derivative transactions executed as part of this program are not designated as accounting hedge relationships and are marked-to-market through earnings each period. The derivative contracts have mirror-image terms, which results in the positions’ changes in fair value primarily offsetting through earnings each period. The credit risk and risk of non-performance embedded in the fair value calculations is different between the dealer counterparties and the commercial borrowers which may result in a difference in the changes in the fair value of the mirror-image swaps. The Corporation incorporates credit valuation adjustments to appropriately reflect both its own non-performance risk and the counterparty’s risk in the fair value measurements. When evaluating the fair value of its derivative contracts for the effects of non-performance and credit risk, the Corporation considered the impact of netting and any applicable credit enhancements such as collateral postings, thresholds and guarantees.

Earnings Per Common Share (Tables)	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2012	2011	2012	2011
	(Dollars in Thousands, Except Share Data)
Basic earnings per common share
Net income	$2,622	$2,179	$6,397	$6,040
Less: earnings allocated to participating securities	101	83	239	230
Basic earnings allocated to common shareholders	$2,521	$2,096	$6,158	$5,810

Weighted-average common shares outstanding, excluding participating securities	2,539,507	2,511,767	2,533,436	2,502,991

Basic earnings per common share	$0.99	$0.83	$2.43	$2.32

Diluted earnings per common share
Earnings allocated to common shareholders	$2,521	$2,096	$6,158	$5,810
Reallocation of undistributed earnings	—	(1)	—	—
Diluted earnings allocated to common shareholders	$2,521	$2,095	$6,158	$5,810

Weighted-average common shares outstanding, excluding participating securities	2,539,507	2,511,767	2,533,436	2,502,991
Dilutive effect of share-based awards	4,978	50	1,752	—
Weighted-average diluted common shares outstanding, excluding participating securities	2,544,485	2,511,817	2,535,188	2,502,991

Diluted earnings per common share	$0.99	$0.83	$2.43	$2.32

Share-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity
Stock Option activity for the year ended December 31, 2011 and nine months ended September 30, 2012 was as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding at December 31, 2010	138,766	$22.09	2.75
Granted	—	—
Exercised	—	—
Expired	(13,732)	19.00
Forfeited	—	—
Outstanding at December 31, 2011	125,034	$22.43	1.75
Exercisable at December 31, 2011	125,034	$22.43	1.75

Outstanding as of December 31, 2011	125,034	$22.43	1.75
Granted	—	—
Exercised	—	—
Expired	—	—
Forfeited	—	—
Outstanding at September 30, 2012	125,034	$22.43	1.00
Exercisable at September 30, 2012	125,034	$22.43	1.00

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity
Restricted share activity for the year ended December 31, 2011 and the nine months ended September 30, 2012 was as follows:

	Number of Restricted Shares	Weighted Average Grant-Date Fair Value
Nonvested balance as of December 31, 2010	101,182	$14.93
Granted	34,625	17.05
Vested	(39,939)	16.24
Forfeited	—	—
Nonvested balance as of December 31, 2011	95,868	15.15
Granted	34,923	23.02
Vested	(19,221)	16.10
Forfeited	—	—
Nonvested balance as of September 30, 2012	111,570	$17.45

Securities (Tables)	9 Months Ended
Sep. 30, 2012
Investments, Debt and Equity Securities [Abstract]
Schedule of Available-for-sale Securities
The amortized cost and estimated fair value of securities available-for-sale were as follows:

	As of September 30, 2012
	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Estimated fair value
	(In Thousands)
U.S. Government agency obligations - government-sponsored enterprises	$16,177	$61	$(1)	$16,237
Municipal obligations	9,954	133	(31)	10,056
Collateralized mortgage obligations - government issued	159,846	4,114	(74)	163,886
Collateralized mortgage obligations - government-sponsored enterprises	12,563	74	(11)	12,626
	$198,540	$4,382	$(117)	$202,805

	As of December 31, 2011
	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Estimated fair value
	(In Thousands)
Municipal obligations	$2,736	$95	$—	$2,831
Collateralized mortgage obligations - government issued	161,443	4,022	(64)	165,401
Collateralized mortgage obligations - government-sponsored enterprises	2,169	—	(15)	2,154
	$166,348	$4,117	$(79)	$170,386

Investments Classified by Contractual Maturity
The amortized cost and estimated fair value of securities available-for-sale by contractual maturity at September 30, 2012 are shown below. Actual maturities may differ from contractual maturities because issuers have the right to call or prepay obligations without call or prepayment penalties.

	Amortized Cost	Estimated Fair Value
	(In Thousands)
Due in one year or less	$83	$83
Due in one year through five years	13,131	13,180
Due in five through ten years	16,474	16,764
Due in over ten years	168,852	172,778
	$198,540	$202,805

Schedule of Unrealized Loss on Investments
A summary of unrealized loss information for available-for-sale securities, categorized by security type follows:

	As of September 30, 2012
	Less than 12 months		12 months or longer		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
	(In Thousands)
U.S. Government agency obligations - government-sponsored enterprises	$1,499	$1	$—	$—	$1,499	$1
Municipal obligations	3,601	31	—	—	3,601	31
Collateralized mortgage obligations - government issued	15,717	74	—	—	15,717	74
Collateralized mortgage obligations - government-sponsored enterprises	3,652	11	—	—	3,652	11
	$24,469	$117	$—	$—	$24,469	$117

	As of December 31, 2011
	Less than 12 months		12 months or longer		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
	(In Thousands)
Collateralized mortgage obligations - government issued	$16,336	$64	$—	$—	$16,336	$64
Collateralized mortgage obligations - government-sponsored enterprises	2,076	15	—	—	2,076	15
	$18,412	$79	$—	$—	$18,412	$79

Loan and Lease Receivables, Impaired Loans and Leases and Allowance for Loan and Lease Losses (Tables)	9 Months Ended
Sep. 30, 2012
Receivables [Abstract]
Loan Composition Schedule
Loan and lease receivables consist of the following:

	September 30, 2012	December 31, 2011
	(In Thousands)
Commercial real estate
Commercial real estate — owner occupied	$153,534	$150,528
Commercial real estate — non-owner occupied	295,852	304,597
Construction and land development	50,158	38,124
Multi-family	57,565	43,905
1-4 family	33,602	43,513
Total commercial real estate	590,711	580,667
Commercial and industrial	255,202	237,099
Direct financing leases, net	16,462	17,128
Consumer and other
Home equity and second mortgages	4,670	4,970
Other	11,789	11,682
Total consumer and other	16,459	16,652
Total gross loans and leases receivable	878,834	851,546
Less:
Allowance for loan and lease losses	14,706	14,155
Deferred loan fees	642	704
Loans and leases receivable, net	$863,486	$836,687

Financing Receivable by Credit Quality Indicators
The following information illustrates ending balances of the Corporation’s loan and lease portfolio, including impaired loans by class of receivable, and considering certain credit quality indicators as of September 30, 2012 and December 31, 2011:

	Category
As of September 30, 2012	I	II	III	IV	Total
	(Dollars in Thousands)
Commercial real estate:
Commercial real estate — owner occupied	$128,661	$6,778	$17,166	$929	$153,534
Commercial real estate — non-owner occupied	228,493	40,038	26,490	831	295,852
Construction and land development	33,845	1,485	9,089	5,739	50,158
Multi-family	49,875	6,848	793	49	57,565
1-4 family	18,331	4,510	8,074	2,687	33,602
Total commercial real estate	459,205	59,659	61,612	10,235	590,711

Commercial and industrial	231,407	7,866	14,336	1,593	255,202

Direct financing leases, net	11,933	2,862	1,667	—	16,462

Consumer and other:
Home equity and second mortgages	3,531	167	181	791	4,670
Other	10,665	—	—	1,124	11,789
Total consumer and other	14,196	167	181	1,915	16,459

Total gross loans and leases receivable	$716,741	$70,554	$77,796	$13,743	$878,834
Category as a % of total portfolio	81.56%	8.03%	8.85%	1.56%	100.00%

	Category
As of December 31, 2011	I	II	III	IV	Total
	(Dollars in Thousands)
Commercial real estate:
Commercial real estate — owner occupied	$117,065	$16,488	$14,004	$2,971	$150,528
Commercial real estate — non-owner occupied	236,868	34,823	30,657	2,249	304,597
Construction and land development	20,660	5,367	4,867	7,230	38,124
Multi-family	34,162	6,930	804	2,009	43,905
1-4 family	23,266	11,637	4,993	3,617	43,513
Total commercial real estate	432,021	75,245	55,325	18,076	580,667

Commercial and industrial	198,018	25,070	12,453	1,558	237,099

Direct financing leases, net	11,398	5,026	686	18	17,128

Consumer and other:
Home equity and second mortgages	3,524	188	256	1,002	4,970
Other	10,459	—	—	1,223	11,682
Total consumer and other	13,983	188	256	2,225	16,652

Total gross loans and leases receivable	$655,420	$105,529	$68,720	$21,877	$851,546
Category as a % of total portfolio	76.97%	12.39%	8.07%	2.57%	100.00%

Past Due Financing Receivables

The delinquency aging of the loan and lease portfolio by class of receivable as of September 30, 2012 and December 31, 2011 were as follows:

As of September 30, 2012	30-59 days past due	60-89 days past due	Greater than 90 days past due	Total past due	Current	Total loans
	(Dollars in Thousands)
Accruing loans and leases
Commercial real estate:
Owner occupied	$—	$—	$—	$—	$152,605	$152,605
Non-owner occupied	—	—	—	—	295,388	295,388
Construction and land development	4,025	—	—	4,025	40,924	44,949
Multi-family	—	—	—	—	57,516	57,516
1-4 family	—	—	—	—	30,915	30,915
Commercial & industrial	42	—	—	42	253,567	253,609
Direct financing leases, net	—	—	—	—	16,462	16,462
Consumer and other:
Home equity and second mortgages	—	—	—	—	3,879	3,879
Other	—	—	—	—	10,665	10,665

Total	4,067	—	—	4,067	861,921	865,988

Non-accruing loans and leases
Commercial real estate:
Owner occupied	$—	$—	$117	$117	$812	$929
Non-owner occupied	—	—	464	464	—	464
Construction and land development	—	—	538	538	4,671	5,209
Multi-family	—	—	—	—	49	49
1-4 family	75	—	618	693	1,994	2,687
Commercial & industrial	—	—	208	208	1,385	1,593
Direct financing leases, net	—	—	—	—	—	—
Consumer and other:
Home equity and second mortgages	—	—	128	128	663	791
Other	—	—	1,124	1,124	—	1,124

Total	75	—	3,197	3,272	9,574	12,846

Total loans and leases
Commercial real estate:
Owner occupied	$—	$—	$117	$117	$153,417	$153,534
Non-owner occupied	—	—	464	464	295,388	295,852
Construction and land development	4,025	—	538	4,563	45,595	50,158
Multi-family	—	—	—	—	57,565	57,565
1-4 family	75	—	618	693	32,909	33,602
Commercial & industrial	42	—	208	250	254,952	255,202
Direct financing leases, net	—	—	—	—	16,462	16,462
Consumer and other:
Home equity and second mortgages	—	—	128	128	4,542	4,670
Other	—	—	1,124	1,124	10,665	11,789

Total	$4,142	$—	$3,197	$7,339	$871,495	$878,834

Percent of portfolio	0.47%	—%	0.37%	0.84%	99.16%	100.00%

As of December 31, 2011	30-59 days past due	60-89 days past due	Greater than 90 days past due	Total past due	Current	Total loans
	(Dollars in Thousands)
Accruing loans and leases
Commercial real estate:
Owner occupied	$106	$—	$—	$106	$147,450	$147,556
Non-owner occupied	—	131	—	131	302,217	302,348
Construction and land development	3,942	—	—	3,942	26,953	30,895
Multi-family	—	—	—	—	41,896	41,896
1-4 family	—	—	—	—	40,007	40,007
Commercial & industrial	25	—	—	25	235,516	235,541
Direct financing leases, net	—	—	—	—	17,110	17,110
Consumer and other:
Home equity and second mortgages	—	—	—	—	3,968	3,968
Other	—	—	—	—	10,459	10,459

Total	4,073	131	—	4,204	825,576	829,780

Non-accruing loans and leases
Commercial real estate:
Owner occupied	$—	$—	$2,011	$2,011	$961	$2,972
Non-owner occupied	—	155	1,625	1,780	469	2,249
Construction and land development	114	515	704	1,333	5,896	7,229
Multi-family	—	—	2,009	2,009	—	2,009
1-4 family	404	224	495	1,123	2,383	3,506
Commercial & industrial	21	—	298	319	1,239	1,558
Direct financing leases, net	—	—	—	—	18	18
Consumer and other:
Home equity and second mortgages	—	40	315	355	647	1,002
Other	—	—	1,222	1,222	1	1,223

Total	539	934	8,679	10,152	11,614	21,766

Total loans and leases
Commercial real estate:
Owner occupied	$106	$—	$2,011	$2,117	$148,411	$150,528
Non-owner occupied	—	286	1,625	1,911	302,686	304,597
Construction and land development	4,056	515	704	5,275	32,849	38,124
Multi-family	—	—	2,009	2,009	41,896	43,905
1-4 family	404	224	495	1,123	42,390	43,513
Commercial & industrial	46	—	298	344	236,755	237,099
Direct financing leases, net	—	—	—	—	17,128	17,128
Consumer and other:
Home equity and second mortgages	—	40	315	355	4,615	4,970
Other	—	—	1,222	1,222	10,460	11,682

Total	$4,612	$1,065	$8,679	$14,356	$837,190	$851,546

Percent of portfolio	0.54%	0.12%	1.02%	1.68%	98.32%	100.00%

Schedule of Financing Receivables, Non Accrual Status
The Corporation’s non-accrual loans and leases consisted of the following at September 30, 2012 and December 31, 2011, respectively.

	September 30, 2012	December 31, 2011
	(Dollars in Thousands)
Non-accrual loans and leases
Commercial real estate:
Commercial real estate — owner occupied	$929	$2,972
Commercial real estate — non-owner occupied	464	2,249
Construction and land development	5,209	7,229
Multi-family	49	2,009
1-4 family	2,687	3,506
Total non-accrual commercial real estate	9,338	17,965
Commercial and industrial	1,593	1,558
Direct financing leases, net	—	18
Consumer and other:
Home equity and second mortgage	791	1,002
Other	1,124	1,223
Total non-accrual consumer and other loans	1,915	2,225
Total non-accrual loans and leases	12,846	21,766
Foreclosed properties, net	2,187	2,236
Total non-performing assets	$15,033	$24,002
Performing troubled debt restructurings	$897	$111

	September 30, 2012	December 31, 2011
Total non-accrual loans and leases to gross loans and leases	1.46%	2.56%
Total non-performing assets to total gross loans and leases plus foreclosed properties, net	1.71	2.81
Total non-performing assets to total assets	1.26	2.04
Allowance for loan and lease losses to gross loans and leases	1.67	1.66
Allowance for loan and lease losses to non-accrual loans and leases	114.48	65.03

Troubled Debt Restructurings on Financing Receivables

	As of September 30, 2012			As of December 31, 2011
	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment
	(Dollars in Thousands)
Troubled debt restructurings:
Commercial real estate
Commercial real estate — owner occupied	4	$338	$277	5	$380	$352
Commercial real estate — non-owner occupied	6	972	831	6	971	902
Construction and land development	3	8,044	4,983	4	8,457	5,692
Multi-family	1	184	49	—	—	—
1-4 family	14	2,951	2,613	15	3,152	3,031
Commercial and industrial	7	2,250	1,048	9	2,394	1,393
Direct financing leases, net	—	—	—	1	32	18
Consumer and other:
Home equity and second mortgage	8	865	770	8	865	813
Other	1	2,076	1,124	1	2,076	1,222
Total	44	$17,680	$11,695	49	$18,327	$13,423

Troubled Debt Restructurings by Modification Type
As of September 30, 2012 and December 31, 2011, our troubled debt restructurings grouped by type of concession were as follows:

	As of September 30, 2012		As of December 31, 2011
	Number of Loans	Recorded Investment	Number of Loans	Recorded Investment
	(Dollars in Thousands)
Commercial real estate
Extension of term	2	$123	2	$127
Combination of extension and interest rate concession	26	8,630	28	9,850
Commercial and industrial
Extension of term	3	295	5	406
Combination of extension and interest rate concession	4	753	4	987
Consumer and other
Extension of term	2	1,211	5	1,603
Combination of extension and interest rate concession	7	683	4	432
Direct financing leases, net
Extension of term	—	—	1	18
Total	44	$11,695	49	$13,423

Troubled Debt Restructurings, Subsequent Defaults

The following table provides the number of loans and leases modified in a troubled debt restructuring during the previous 12 months which subsequently defaulted during the nine months ended September 30, 2012, as well as the recorded investment in these restructured loans as of September 30, 2012.

	Nine Months Ended September 30, 2012
	Number of Loans	Recorded Investment
	(Dollars in Thousands)
Commercial real estate:
Construction and land development	1	$110
1-4 family	1	223
Commercial and industrial	1	18
Consumer and other:
Home equity and second mortgage	1	20

Total	4	$371

Impaired Financing Receivables
The following represents additional information regarding the Corporation’s impaired loans and leases by class:

	Impaired Loans and Leases
	As of and for the Nine Months Ended September 30, 2012
	Recorded investment	Unpaid principal balance	Impairment reserve	Average recorded investment(1)	Foregone interest income	Interest income recognized	Net foregone interest income
	(In Thousands)
With no impairment reserve recorded:
Commercial real estate:
Owner occupied	$929	$929	$—	$1,710	$124	$2	$122
Non-owner occupied	676	676	—	1,433	174	207	(33)
Construction and land development	5,209	8,786	—	6,089	190	24	166
Multi-family	49	416	—	403	58	60	(2)
1-4 family	1,813	1,915	—	2,043	113	—	113
Commercial and industrial	862	1,031	—	1,440	80	25	55
Direct financing leases, net	—	—	—	5	—	1	(1)
Consumer and other:
Home equity and second mortgages	668	668	—	782	44	1	43
Other	1,124	1,612	—	1,164	85	1	84
Total	11,330	16,033	—	15,069	868	321	547
With impairment reserve recorded:
Commercial real estate:
Owner occupied	$—	$—	$—	$—	$—	$—	$—
Non-owner occupied	155	155	155	155	2	—	2
Construction and land development	530	530	190	541	15	—	15
Multi-family	—	—	—	—	—	—	—
1-4 family	874	875	322	892	38	—	38
Commercial and industrial	731	3,361	205	1,856	170	—	170
Direct financing leases, net	—	—	—	—	—	—	—
Consumer and other:
Home equity and second mortgages	123	123	94	140	7	—	7
Other	—	—	—	—	—	—	—
Total	2,413	5,044	966	3,584	232	—	232
Total:
Commercial real estate:
Owner occupied	$929	$929	$—	$1,710	$124	$2	$122
Non-owner occupied	831	831	155	1,588	176	207	(31)
Construction and land development	5,739	9,316	190	6,630	205	24	181
Multi-family	49	416	—	403	58	60	(2)
1-4 family	2,687	2,790	322	2,935	151	—	151
Commercial and industrial	1,593	4,392	205	3,296	250	25	225
Direct financing leases, net	—	—	—	5	—	1	(1)
Consumer and other:
Home equity and second mortgages	791	791	94	922	51	1	50
Other	1,124	1,612	—	1,164	85	1	84
Grand total	$13,743	$21,077	$966	$18,653	$1,100	$321	$779

(1)	Average recorded investment is calculated primarily using daily average balances.

	Impaired Loans and Leases
	As of and for the Year Ended December 31, 2011
	Recorded investment	Unpaid principal balance	Impairment reserve	Average recorded investment(1)	Foregone interest income	Interest income recognized	Net Foregone Interest Income
	(In Thousands)
With no impairment reserve recorded:
Commercial real estate:
Owner occupied	$2,455	$3,669	$—	$5,177	$450	$200	$250
Non-owner occupied	2,249	4,081	—	5,261	424	—	424
Construction and land development	6,383	9,927	—	7,974	350	48	302
Multi-family	2,009	2,246	—	3,075	362	—	362
1-4 family	2,628	3,016	—	3,160	277	108	169
Commercial and industrial	1,139	1,320	—	3,820	384	424	(40)
Direct financing leases, net	—	—	—	—	—	—	—
Consumer and other:
Home equity and second mortgages	803	827	—	884	62	1	61
Other	1,222	1,682	—	1,691	138	6	132
Total	18,888	26,768	—	31,042	2,447	787	1,660
With impairment reserve recorded:
Commercial real estate:
Owner occupied	$517	$517	$13	$358	$81	$—	$81
Non-owner occupied	—	—	—	—	—	—	—
Construction and land development	846	846	130	483	48	—	48
Multi-family	—	—	34	287	—	—	—
1-4 family	989	989	337	1,017	61	—	61
Commercial and industrial	419	419	276	384	24	—	24
Direct financing leases, net	18	18	18	13	1	—	1
Consumer and other:
Home equity and second mortgages	199	199	79	208	20	—	20
Other	1	1	1	1	—	—	—
Total	2,989	2,989	888	2,751	235	—	235
Total:
Commercial real estate:
Owner occupied	$2,972	$4,186	$13	$5,535	$531	$200	$331
Non-owner occupied	2,249	4,081	—	5,261	424	—	424
Construction and land development	7,229	10,773	130	8,457	398	48	350
Multi-family	2,009	2,246	34	3,362	362	—	362
1-4 family	3,617	4,005	337	4,177	338	108	230
Commercial and industrial	1,558	1,739	276	4,204	408	424	(16)
Direct financing leases, net	18	18	18	13	1	—	1
Consumer and other:
Home equity and second mortgages	1,002	1,026	79	1,092	82	1	81
Other	1,223	1,683	1	1,692	138	6	132
Grand total	$21,877	$29,757	$888	$33,793	$2,682	$787	$1,895

(1)	Average recorded investment is calculated primarily using daily average balances.

Allowance for Credit Losses on Financing Receivables
A summary of the activity in the allowance for loan and lease losses by portfolio segment is as follows:

	As of and for the Nine Months Ended September 30, 2012
	Commercial real estate	Commercial and industrial	Consumer and other	Direct financing leases, net	Total
	(Dollars in Thousands)
Allowance for credit losses:
Beginning balance	$9,554	$3,977	$384	$240	$14,155
Charge-offs	(467)	(2,668)	(107)	—	(3,242)
Recoveries	291	65	38	—	394
Provision	572	2,764	83	(20)	3,399
Ending balance	$9,950	$4,138	$398	$220	$14,706
Ending balance: individually evaluated for impairment	$667	$205	$94	$—	$966
Ending balance: collectively evaluated for impairment	$9,283	$3,933	$304	$220	$13,740
Ending balance: loans acquired with deteriorated credit quality	$—	$—	$—	$—	$—
Loans and lease receivables:
Ending balance, gross	$590,711	$255,202	$16,459	$16,462	$878,834
Ending balance: individually evaluated for impairment	$10,235	$1,593	$1,915	$—	$13,743
Ending balance: collectively evaluated for impairment	$580,476	$253,609	$14,544	$16,462	$865,091
Ending balance: loans acquired with deteriorated credit quality	$—	$—	$—	$—	$—
Allowance as % of gross loans	1.68%	1.62%	2.42%	1.34%	1.67%

	As of and for the Nine Months Ended September 30, 2011
	Commercial real estate	Commercial and industrial	Consumer and other	Direct financing leases, net	Total
	(Dollars in Thousands)
Allowance for credit losses:
Beginning balance	$11,267	$4,277	$482	$245	$16,271
Charge-offs	(5,444)	(471)	(325)	—	(6,240)
Recoveries	277	432	69	19	797
Provision	3,488	(338)	187	(24)	3,313
Ending balance	$9,588	$3,900	$413	$240	$14,141
Ending balance: individually evaluated for impairment	$757	$252	$82	$25	$1,116
Ending balance: collectively evaluated for impairment	$8,831	$3,648	$331	$215	$13,025
Ending balance: loans acquired with deteriorated credit quality	$—	$—	$—	$—	$—
Loans and lease receivables:
Ending balance, gross	$602,869	$224,257	$18,012	$16,324	$861,462
Ending balance: individually evaluated for impairment	$22,900	$1,714	$2,490	$25	$27,129
Ending balance: collectively evaluated for impairment	$579,969	$222,543	$15,522	$16,299	$834,333
Ending balance: loans acquired with deteriorated credit quality	$—	$—	$—	$—	$—
Allowance as % of gross loans	1.59%	1.74%	2.29%	1.47%	1.64%

Deposits (Tables)	9 Months Ended
Sep. 30, 2012
Deposits [Abstract]
Deposits
Deposits consisted of the following:

	September 30, 2012			December 31, 2011
	Balance	Weighted average balance	Weighted average rate	Balance	Weighted average balance	Weighted average rate
	(Dollars in Thousands)
Non-interest-bearing transaction accounts	$140,831	$131,761	—%	$132,230	$112,899	—%
Interest-bearing transaction accounts	38,099	34,263	0.30	23,004	25,389	0.28
Money market accounts	409,823	384,488	0.81	364,082	300,652	0.99
Certificates of deposit	81,777	84,907	1.20	85,331	80,323	1.38
Brokered certificates of deposit	390,728	409,393	2.28	446,665	486,594	2.66
Total deposits	$1,061,258	$1,044,812	1.29	$1,051,312	$1,005,857	1.70

FHLB Advances, Other Borrowings and Junior Subordinated Notes Payable (Tables)	9 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
Schedule of Debt
The composition of borrowed funds at September 30, 2012 and December 31, 2011 was as follows:

	September 30, 2012			December 31, 2011
	Balance	Weighted average balance	Weighted average rate	Balance	Weighted average balance	Weighted average rate
	(Dollars in Thousands)
Federal funds purchased	$—	$148	0.81%	$—	$252	0.90%
FHLB advances	472	2,520	1.32	482	656	5.83
Line of credit	10	2,223	4.04	810	2,236	4.06
Subordinated notes payable	39,000	39,000	6.99	39,000	39,000	6.12
Junior subordinated notes	10,315	10,315	10.79	10,315	10,315	10.78
	$49,797	$54,206	7.33	$50,607	$52,459	6.94

Short-term borrowings	$482			$810
Long-term borrowings	49,315			49,797
	$49,797			$50,607

Fair Value Disclosures (Tables)	9 Months Ended
Sep. 30, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring Basis
Assets and liabilities measured at fair value on a recurring basis, segregated by fair value hierarchy level, are summarized below:

	Fair Value Measurements Using
September 30, 2012	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Municipal obligations	$—	$10,056	$—	$10,056
U.S. Government agency obligations - government-sponsored enterprises	—	16,237	—	16,237
Collateralized mortgage obligations - government issued	—	163,886	—	163,886
Collateralized mortgage obligations - government-sponsored enterprises	—	12,626	—	12,626
Interest rate swaps	—	3,011	—	3,011
Liabilities:
Interest rate swaps	$—	$3,011	$—	$3,011

	Fair Value Measurements Using
December 31, 2011	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Municipal obligations	$—	$2,831	$—	$2,831
U.S. Government agency obligations - government-sponsored enterprises	—	—	—	—
Collateralized mortgage obligations - government issued	—	165,401	—	165,401
Collateralized mortgage obligations - government-sponsored enterprises	—	2,154	—	2,154
Interest rate swaps	—	3,434	—	3,434
Liabilities:
Interest rate swaps	$—	$3,434	$—	$3,434

Fair Value Measurements, Nonrecurring Basis
Assets and liabilities measured at fair value on a non-recurring basis, segregated by fair value hierarchy are summarized below:

		As of and for the Nine Months Ended September 30, 2012
	Balance at	Fair Value Measurements Using			Total Gains (Losses)
	September 30, 2012	Level 1	Level 2	Level 3
	(In Thousands)
Impaired loans	$8,813	$—	$8,415	$398	$—
Foreclosed properties	2,187	252	1,935	—	(176)

		As of and for the Year Ended December 31, 2011
	Balance at	Fair Value Measurements Using			Total Gains (Losses)
	December 31, 2011	Level 1	Level 2	Level 3
	(In Thousands)
Impaired loans	$12,787	$—	$12,787	$—	$—
Foreclosed properties	2,236	138	1,989	109	(621)

Foreclosed Properties
The activity of the Corporation's foreclosed properties is summarized as follows:

	As of and for the Nine Months Ended September 30, 2012	As of and for the Year Ended December 31, 2011
	(In Thousands)
Foreclosed properties at the beginning of the period	$2,236	$1,750
Loans transferred to foreclosed properties, at lower of cost or fair value	1,397	3,119
Payments to priority lien holders of foreclosed properties	268	—
Proceeds from sale of foreclosed properties	(1,486)	(2,213)
Net (loss) gain on sale of foreclosed properties	(52)	201
Impairment valuation	(176)	(621)
Foreclosed properties at the end of the period	$2,187	$2,236

Fair Value, by Balance Sheet Grouping
The Corporation is required to disclose estimated fair values for its financial instruments. Fair value estimates, methods, and assumptions, consistent with exit price concepts for fair value measurements, are set forth below:

	September 30, 2012					December 31, 2011
	Carrying Amount	Fair Value				Carrying Amount	Fair Value
		Total	Level 1	Level 2	Level 3
	(In Thousands)
Financial assets:
Cash and cash equivalents	$87,842	$87,842	$84,342	$—	$3,500	$130,093	$130,093
Securities available-for-sale	202,805	202,805	—	202,805	—	170,386	170,386
Loans and lease receivables, net	863,486	882,020	—	8,415	873,605	836,687	840,552
Federal Home Loan Bank stock	1,144	1,144	—	—	1,144	2,367	2,367
Cash surrender value of life insurance	18,068	18,068	18,068	—	—	17,660	17,660
Accrued interest receivable	3,506	3,506	3,506	—	—	3,525	3,525
Interest rate swaps	3,011	3,011	—	3,011	—	3,434	3,434
Financial liabilities:
Deposits	$1,061,258	$1,076,019	$588,753	$487,266	$—	$1,051,312	$1,068,845
Federal Home Loan Bank and other borrowings	39,482	39,746	—	39,746	—	40,292	40,899
Junior subordinated notes	10,315	7,020	—	—	7,020	10,315	6,917
Interest rate swaps	3,011	3,011	—	3,011	—	3,434	3,434
Accrued interest payable	2,635	2,635	2,635	—	—	2,625	2,625
Off balance sheet items:
Standby letters of credit	112	112	—	—	112	81	81
Commitments to extend credit	—	*	*	*	*	—	*

Derivative Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The table below provides information about the location and fair value of the Corporation’s derivative instruments as of September 30, 2012 and December 31, 2011.

	Interest Rate Swap Contracts
	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
	(In Thousands)
Derivatives not designated as hedging instruments
September 30, 2012	Other assets	$3,011	Other liabilities	$3,011
December 31, 2011	Other assets	$3,434	Other liabilities	$3,434

Regulatory Capital (Tables)	9 Months Ended
Sep. 30, 2012
Regulatory Capital Requirements [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations
The following table summarizes the Corporation’s and Banks’ capital ratios and the ratios required by their federal regulators at September 30, 2012 and December 31, 2011, respectively:

	Actual		Minimum Required for Capital Adequacy Purposes		Minimum Required to be Well Capitalized Under Prompt Corrective Action Requirements
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
As of September 30, 2012
Total capital
(to risk-weighted assets)
Consolidated	$127,871	13.33%	$76,746	8.00%	N/A	N/A
First Business Bank	111,665	13.06	68,417	8.00	$85,521	10.00%
First Business Bank — Milwaukee	15,635	15.12	8,273	8.00	10,341	10.00
Tier 1 capital
(to risk-weighted assets)
Consolidated	$77,917	8.12%	$38,373	4.00%	N/A	N/A
First Business Bank	100,944	11.80	34,209	4.00	$51,313	6.00%
First Business Bank — Milwaukee	14,339	13.87	4,136	4.00	6,205	6.00
Tier 1 capital
(to average assets)
Consolidated	$77,917	6.58%	$47,374	4.00%	N/A	N/A
First Business Bank	100,944	10.30	39,197	4.00	$48,997	5.00%
First Business Bank — Milwaukee	14,339	6.66	8,612	4.00	10,765	5.00

	Actual		Minimum Required for Capital Adequacy Purposes		Minimum Required to be Well Capitalized Under Prompt Corrective Action Requirements
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
As of December 31, 2011
Total capital
(to risk-weighted assets)
Consolidated	$118,895	13.11%	$72,559	8.00%	N/A	N/A
First Business Bank	108,860	13.39	65,058	8.00	$81,322	10.00%
First Business Bank — Milwaukee	15,074	16.11	7,484	8.00	9,355	10.00
Tier 1 capital
(to risk-weighted assets)
Consolidated	$71,723	7.91	$36,279	4.00%	N/A	N/A
First Business Bank	98,666	12.13	32,529	4.00	$48,793	6.00%
First Business Bank — Milwaukee	13,898	14.86	3,742	4.00	5,613	6.00
Tier 1 capital
(to average assets)
Consolidated	$71,723	6.22	$46,152	4.00%	N/A	N/A
First Business Bank	98,666	9.98	39,556	4.00	$49,445	5.00%
First Business Bank — Milwaukee	13,898	7.95	6,993	4.00	8,741	5.00

Earnings Per Common Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Basic earnings per common share
Net income	$ 2,622	$ 2,179	$ 6,397	$ 6,040
Less: earnings allocated to participating securities	101	83	239	230
Basic earnings allocated to common shareholders	2,521	2,096	6,158	5,810
Weighted-average common shares outstanding, excluding participating securities	2,539,507	2,511,767	2,533,436	2,502,991
Basic earnings per common share	$ 0.99	$ 0.83	$ 2.43	$ 2.32
Diluted earnings per common share
Earnings allocated to common shareholders	2,521	2,096	6,158	5,810
Reallocation of undistributed earnings	0	(1)	0	0
Diluted earnings allocated to common shareholders	$ 2,521	$ 2,095	$ 6,158	$ 5,810
Weighted-average common shares outstanding, excluding participating securities	2,539,507	2,511,767	2,533,436	2,502,991
Dilutive effect of share-based awards	4,978	50	1,752	0
Weighted-average diluted common shares outstanding, excluding participating securities	2,544,485	2,511,817	2,535,188	2,502,991
Diluted earnings per common share	$ 0.99	$ 0.83	$ 2.43	$ 2.32

Earnings Per Common Share (Narrative Disclosures) (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Earnings Per Share [Abstract]
Average anti-dilutive employee share based awards	54,000	146,979	120,502	145,526

Share-Based Compensation (Stock Option Activity) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Options
Outstanding, beginning balance	125,034	138,766
Granted	0	0
Exercised	0	0
Expired	0	(13,732)
Forfeited	0	0
Outstanding, ending balance	125,034	125,034	138,766
Exercisable	125,034	125,034
Weighted Average Exercise Price
Outstanding, beginning	$ 22.43	$ 22.09
Granted	$ 0	$ 0
Exercised	$ 0	$ 0
Expired	$ 0	$ 19
Forfeited	$ 0	$ 0
Outstanding, ending	$ 22.43	$ 22.43	$ 22.09
Exercisable	$ 22.43	$ 22.43
Weighted Average Remaining Contractual Life (Years)
Outstanding	1 year 0 months	1 year 9 months	2 years 9 months
Exercisable	1 year 0 months	1 year 9 months

Share-Based Compensation (Restricted Share Activity) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Number of Restricted Shares
Nonvested balance, beginning	95,868	101,182
Granted	34,923	34,625
Vested	(19,221)	(39,939)
Forfeited	0	0
Nonvested balance, ending	111,570	95,868
Weighted Average Grant-Date Fair Value
Nonvested balance, beginning	$ 15.15	$ 14.93
Granted	$ 23.02	$ 17.05
Vested	$ 16.1	$ 16.24
Forfeited	$ 0	$ 0
Nonvested balance, ending	$ 17.45	$ 15.15

Share-Based Compensation (Narrative Disclosures) (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of shares available for grant	214,634		214,634
Stock options graded vesting minimum period			4 years
Stock options graded vesting maximum period			8 years
Stock options contractual term			10 years
Stock-based compensation related to stock options recognized in consolidated financial statements	$ 0	$ 0	$ 0	$ 0
Deferred compensation expense yet to be recognized	1,700,000		1,700,000
Period of time that deferred compensation expense will be recognized			3 years 1 month
Share-based compensation			$ 403,000	$ 439,000

Securities (Available-for-Sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities
Amortized cost	$ 198,540	$ 166,348
Gross unrealized holding gains	4,382	4,117
Gross unrealized holding losses	(117)	(79)
Estimated fair value	202,805	170,386
U.S. Government agency obligations - government-sponsored enterprises
Schedule of Available-for-sale Securities
Amortized cost	16,177
Gross unrealized holding gains	61
Gross unrealized holding losses	(1)
Estimated fair value	16,237
Municipal obligations
Schedule of Available-for-sale Securities
Amortized cost	9,954	2,736
Gross unrealized holding gains	133	95
Gross unrealized holding losses	(31)	0
Estimated fair value	10,056	2,831
Collateralized mortgage obligations - government issued
Schedule of Available-for-sale Securities
Amortized cost	159,846	161,443
Gross unrealized holding gains	4,114	4,022
Gross unrealized holding losses	(74)	(64)
Estimated fair value	163,886	165,401
Collateralized mortgage obligations - government-sponsored enterprises
Schedule of Available-for-sale Securities
Amortized cost	12,563	2,169
Gross unrealized holding gains	74	0
Gross unrealized holding losses	(11)	(15)
Estimated fair value	$ 12,626	$ 2,154

Securities (Contractual Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Amortized Cost
Due in one year or less	$ 83
Due in one year through five years	13,131
Due in five through ten years	16,474
Due in over ten years	168,852
Amortized cost	198,540
Estimated Fair Value
Due in one year or less	83
Due in one year through five years	13,180
Due in five through ten years	16,764
Due in over ten years	172,778
Estimated fair value	$ 202,805	$ 170,386

Securities (Unrealized Losses) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Fair value
Less than 12 months	$ 24,469	$ 18,412
12 months or longer	0	0
Total	24,469	18,412
Unrealized losses
Less than 12 months	117	79
12 months or longer	0	0
Total	117	79
U.S. Government agency obligations - government-sponsored enterprises
Fair value
Less than 12 months	1,499
12 months or longer	0
Total	1,499
Unrealized losses
Less than 12 months	1
12 months or longer	0
Total	1
Municipal obligations
Fair value
Less than 12 months	3,601
12 months or longer	0
Total	3,601
Unrealized losses
Less than 12 months	31
12 months or longer	0
Total	31
Collateralized mortgage obligations - government issued
Fair value
Less than 12 months	15,717	16,336
12 months or longer	0	0
Total	15,717	16,336
Unrealized losses
Less than 12 months	74	64
12 months or longer	0	0
Total	74	64
Collateralized mortgage obligations - government-sponsored enterprises
Fair value
Less than 12 months	3,652	2,076
12 months or longer	0	0
Total	3,652	2,076
Unrealized losses
Less than 12 months	11	15
12 months or longer	0	0
Total	$ 11	$ 15

Securities (Narrative Disclosures) (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012 securities	Sep. 30, 2011	Sep. 30, 2012 securities	Sep. 30, 2011	Dec. 31, 2011 securities
Investments, Debt and Equity Securities [Abstract]
Proceeds from sale of available-for-sale securities	$ 0	$ 0	$ 0	$ 0
Securities in unrealized loss positions	32		32		9
Securities in an unrealized loss position, twelve months or greater	0		0
Other than temporary impairment			0	0
Available-for-sale securities pledged as collateral	$ 22,900,000		$ 22,900,000		$ 19,600,000

Loan and Lease Receivables, Impaired Loans and Leases and Allowance for Loan and Lease Losses (Loan Composition) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011
Receivables [Abstract]
Commercial real estate - owner occupied	$ 153,534	$ 150,528
Commercial real estate - non-owner occupied	295,852	304,597
Construction and land development	50,158	38,124
Multi-family	57,565	43,905
1-4 family	33,602	43,513
Total commercial real estate	590,711	580,667
Commercial and industrial	255,202	237,099
Direct financing leases, net	16,462	17,128
Home equity and second mortgages	4,670	4,970
Other	11,789	11,682
Total consumer and other	16,459	16,652
Total gross loans and leases receivable	878,834	851,546	861,462
Allowance for loan and lease losses	14,706	14,155
Deferred loan fees	642	704
Loans and leases receivable, net	$ 863,486	$ 836,687

Loan and Lease Receivables, Impaired Loans and Leases and Allowance for Loan and Lease Losses (Loans by Credit Quality Indicator) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011
Financing Receivable, Recorded Investment
Commercial real estate - owner occupied	$ 153,534	$ 150,528
Commercial real estate - non-owner occupied	295,852	304,597
Construction and land development	50,158	38,124
Multi-family	57,565	43,905
1-4 family	33,602	43,513
Total commercial real estate	590,711	580,667
Commercial and industrial	255,202	237,099
Direct financing leases, net	16,462	17,128
Home equity and second mortgages	4,670	4,970
Other	11,789	11,682
Total consumer and other	16,459	16,652
Total gross loans and leases receivable	878,834	851,546	861,462
Category as a % of total portfolio	100.00%	100.00%
Category I
Financing Receivable, Recorded Investment
Commercial real estate - owner occupied	128,661	117,065
Commercial real estate - non-owner occupied	228,493	236,868
Construction and land development	33,845	20,660
Multi-family	49,875	34,162
1-4 family	18,331	23,266
Total commercial real estate	459,205	432,021
Commercial and industrial	231,407	198,018
Direct financing leases, net	11,933	11,398
Home equity and second mortgages	3,531	3,524
Other	10,665	10,459
Total consumer and other	14,196	13,983
Total gross loans and leases receivable	716,741	655,420
Category as a % of total portfolio	81.56%	76.97%
Category II
Financing Receivable, Recorded Investment
Commercial real estate - owner occupied	6,778	16,488
Commercial real estate - non-owner occupied	40,038	34,823
Construction and land development	1,485	5,367
Multi-family	6,848	6,930
1-4 family	4,510	11,637
Total commercial real estate	59,659	75,245
Commercial and industrial	7,866	25,070
Direct financing leases, net	2,862	5,026
Home equity and second mortgages	167	188
Other	0	0
Total consumer and other	167	188
Total gross loans and leases receivable	70,554	105,529
Category as a % of total portfolio	8.03%	12.39%
Category III
Financing Receivable, Recorded Investment
Commercial real estate - owner occupied	17,166	14,004
Commercial real estate - non-owner occupied	26,490	30,657
Construction and land development	9,089	4,867
Multi-family	793	804
1-4 family	8,074	4,993
Total commercial real estate	61,612	55,325
Commercial and industrial	14,336	12,453
Direct financing leases, net	1,667	686
Home equity and second mortgages	181	256
Other	0	0
Total consumer and other	181	256
Total gross loans and leases receivable	77,796	68,720
Category as a % of total portfolio	8.85%	8.07%
Category IV
Financing Receivable, Recorded Investment
Commercial real estate - owner occupied	929	2,971
Commercial real estate - non-owner occupied	831	2,249
Construction and land development	5,739	7,230
Multi-family	49	2,009
1-4 family	2,687	3,617
Total commercial real estate	10,235	18,076
Commercial and industrial	1,593	1,558
Direct financing leases, net	0	18
Home equity and second mortgages	791	1,002
Other	1,124	1,223
Total consumer and other	1,915	2,225
Total gross loans and leases receivable	$ 13,743	$ 21,877
Category as a % of total portfolio	1.56%	2.57%

Loan and Lease Receivables, Impaired Loans and Leases and Allowance for Loan and Lease Losses (Past Due Loans) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	$ 4,142	$ 4,612
60 to 89 days past due	0	1,065
Greater than 90 days past due	3,197	8,679
Total past due	7,339	14,356
Current	871,495	837,190
Non-accrual loans and leases	12,846	21,766
Total gross loans and leases receivable	878,834	851,546	861,462
30 to 59 days past due, percent of total portfolio	0.47%	0.54%
60 to 89 days past due, percent of total portfolio	0.00%	0.12%
Greater than 90 days past due, percent of portfolio	0.37%	1.02%
Past due, percent of total portfolio	0.84%	1.68%
Current, percent of total portfolio	99.16%	98.32%
Gross loans, percent of total portfolio	100.00%	100.00%
Commercial real estate - owner occupied
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	0	106
60 to 89 days past due	0	0
Greater than 90 days past due	117	2,011
Total past due	117	2,117
Current	153,417	148,411
Non-accrual loans and leases	929	2,972
Total gross loans and leases receivable	153,534	150,528
Commercial real estate - non-owner occupied
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	0	0
60 to 89 days past due	0	286
Greater than 90 days past due	464	1,625
Total past due	464	1,911
Current	295,388	302,686
Non-accrual loans and leases	464	2,249
Total gross loans and leases receivable	295,852	304,597
Construction and land development
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	4,025	4,056
60 to 89 days past due	0	515
Greater than 90 days past due	538	704
Total past due	4,563	5,275
Current	45,595	32,849
Non-accrual loans and leases	5,209	7,229
Total gross loans and leases receivable	50,158	38,124
Multi-family
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	0	0
60 to 89 days past due	0	0
Greater than 90 days past due	0	2,009
Total past due	0	2,009
Current	57,565	41,896
Non-accrual loans and leases	49	2,009
Total gross loans and leases receivable	57,565	43,905
1-4 family
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	75	404
60 to 89 days past due	0	224
Greater than 90 days past due	618	495
Total past due	693	1,123
Current	32,909	42,390
Non-accrual loans and leases	2,687	3,506
Total gross loans and leases receivable	33,602	43,513
Commercial and industrial
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	42	46
60 to 89 days past due	0	0
Greater than 90 days past due	208	298
Total past due	250	344
Current	254,952	236,755
Non-accrual loans and leases	1,593	1,558
Total gross loans and leases receivable	255,202	237,099
Direct financing leases, net
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	0	0
60 to 89 days past due	0	0
Greater than 90 days past due	0	0
Total past due	0	0
Current	16,462	17,128
Non-accrual loans and leases	0	18
Total gross loans and leases receivable	16,462	17,128
Home equity and second mortgages
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	0	0
60 to 89 days past due	0	40
Greater than 90 days past due	128	315
Total past due	128	355
Current	4,542	4,615
Non-accrual loans and leases	791	1,002
Total gross loans and leases receivable	4,670	4,970
Other
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	0	0
60 to 89 days past due	0	0
Greater than 90 days past due	1,124	1,222
Total past due	1,124	1,222
Current	10,665	10,460
Non-accrual loans and leases	1,124	1,223
Total gross loans and leases receivable	11,789	11,682
Accruing loans and leases
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	4,067	4,073
60 to 89 days past due	0	131
Greater than 90 days past due	0	0
Total past due	4,067	4,204
Current	861,921	825,576
Accrual loans and leases	865,988	829,780
Accruing loans and leases | Commercial real estate - owner occupied
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	0	106
60 to 89 days past due	0	0
Greater than 90 days past due	0	0
Total past due	0	106
Current	152,605	147,450
Accrual loans and leases	152,605	147,556
Accruing loans and leases | Commercial real estate - non-owner occupied
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	0	0
60 to 89 days past due	0	131
Greater than 90 days past due	0	0
Total past due	0	131
Current	295,388	302,217
Accrual loans and leases	295,388	302,348
Accruing loans and leases | Construction and land development
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	4,025	3,942
60 to 89 days past due	0	0
Greater than 90 days past due	0	0
Total past due	4,025	3,942
Current	40,924	26,953
Accrual loans and leases	44,949	30,895
Accruing loans and leases | Multi-family
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	0	0
60 to 89 days past due	0	0
Greater than 90 days past due	0	0
Total past due	0	0
Current	57,516	41,896
Accrual loans and leases	57,516	41,896
Accruing loans and leases | 1-4 family
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	0	0
60 to 89 days past due	0	0
Greater than 90 days past due	0	0
Total past due	0	0
Current	30,915	40,007
Accrual loans and leases	30,915	40,007
Accruing loans and leases | Commercial and industrial
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	42	25
60 to 89 days past due	0	0
Greater than 90 days past due	0	0
Total past due	42	25
Current	253,567	235,516
Accrual loans and leases	253,609	235,541
Accruing loans and leases | Direct financing leases, net
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	0	0
60 to 89 days past due	0	0
Greater than 90 days past due	0	0
Total past due	0	0
Current	16,462	17,110
Accrual loans and leases	16,462	17,110
Accruing loans and leases | Home equity and second mortgages
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	0	0
60 to 89 days past due	0	0
Greater than 90 days past due	0	0
Total past due	0	0
Current	3,879	3,968
Accrual loans and leases	3,879	3,968
Accruing loans and leases | Other
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	0	0
60 to 89 days past due	0	0
Greater than 90 days past due	0	0
Total past due	0	0
Current	10,665	10,459
Accrual loans and leases	10,665	10,459
Non-accruing loans and leases
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	75	539
60 to 89 days past due	0	934
Greater than 90 days past due	3,197	8,679
Total past due	3,272	10,152
Current	9,574	11,614
Non-accrual loans and leases	12,846	21,766
Non-accruing loans and leases | Commercial real estate - owner occupied
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	0	0
60 to 89 days past due	0	0
Greater than 90 days past due	117	2,011
Total past due	117	2,011
Current	812	961
Non-accrual loans and leases	929	2,972
Non-accruing loans and leases | Commercial real estate - non-owner occupied
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	0	0
60 to 89 days past due	0	155
Greater than 90 days past due	464	1,625
Total past due	464	1,780
Current	0	469
Non-accrual loans and leases	464	2,249
Non-accruing loans and leases | Construction and land development
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	0	114
60 to 89 days past due	0	515
Greater than 90 days past due	538	704
Total past due	538	1,333
Current	4,671	5,896
Non-accrual loans and leases	5,209	7,229
Non-accruing loans and leases | Multi-family
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	0	0
60 to 89 days past due	0	0
Greater than 90 days past due	0	2,009
Total past due	0	2,009
Current	49	0
Non-accrual loans and leases	49	2,009
Non-accruing loans and leases | 1-4 family
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	75	404
60 to 89 days past due	0	224
Greater than 90 days past due	618	495
Total past due	693	1,123
Current	1,994	2,383
Non-accrual loans and leases	2,687	3,506
Non-accruing loans and leases | Commercial and industrial
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	0	21
60 to 89 days past due	0	0
Greater than 90 days past due	208	298
Total past due	208	319
Current	1,385	1,239
Non-accrual loans and leases	1,593	1,558
Non-accruing loans and leases | Direct financing leases, net
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	0	0
60 to 89 days past due	0	0
Greater than 90 days past due	0	0
Total past due	0	0
Current	0	18
Non-accrual loans and leases	0	18
Non-accruing loans and leases | Home equity and second mortgages
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	0	0
60 to 89 days past due	0	40
Greater than 90 days past due	128	315
Total past due	128	355
Current	663	647
Non-accrual loans and leases	791	1,002
Non-accruing loans and leases | Other
Financing Receivable, Recorded Investment, Aging [Abstract]
30 to 59 days past due	0	0
60 to 89 days past due	0	0
Greater than 90 days past due	1,124	1,222
Total past due	1,124	1,222
Current	0	1
Non-accrual loans and leases	$ 1,124	$ 1,223

Loan and Lease Receivables, Impaired Loans and Leases and Allowance for Loan and Lease Losses (Non-accrual Loans) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Non-accrual loans and leases	$ 12,846	$ 21,766
Foreclosed properties	2,187	2,236		1,750
Total nonperforming assets	15,033	24,002
Performing troubled debt restructurings	897	111
Total non-accrual loans and leases to gross loans and leases	1.46%	2.56%
Total non-performing assets to total gross loans and leases plus foreclosed properties, net	1.71%	2.81%
Total non-performing assets to total assets	1.26%	2.04%
Allowance for loan and lease losses to gross loans and leases	1.67%	1.66%	1.64%
Allowance for loan and lease losses to non-accrual loans and leases	114.48%	65.03%
Commercial real estate - owner occupied
Financing Receivable, Impaired [Line Items]
Non-accrual loans and leases	929	2,972
Commercial real estate - non-owner occupied
Financing Receivable, Impaired [Line Items]
Non-accrual loans and leases	464	2,249
Construction and land development
Financing Receivable, Impaired [Line Items]
Non-accrual loans and leases	5,209	7,229
Multi-family
Financing Receivable, Impaired [Line Items]
Non-accrual loans and leases	49	2,009
1-4 family
Financing Receivable, Impaired [Line Items]
Non-accrual loans and leases	2,687	3,506
Total commercial real estate
Financing Receivable, Impaired [Line Items]
Non-accrual loans and leases	9,338	17,965
Commercial and industrial
Financing Receivable, Impaired [Line Items]
Non-accrual loans and leases	1,593	1,558
Direct financing leases, net
Financing Receivable, Impaired [Line Items]
Non-accrual loans and leases	0	18
Home equity and second mortgages
Financing Receivable, Impaired [Line Items]
Non-accrual loans and leases	791	1,002
Other
Financing Receivable, Impaired [Line Items]
Non-accrual loans and leases	1,124	1,223
Total consumer and other loans
Financing Receivable, Impaired [Line Items]
Non-accrual loans and leases	$ 1,915	$ 2,225

Loan and Lease Receivables, Impaired Loans and Leases and Allowance for Loan and Lease Losses (Troubled Debt Restructurings) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012 loans	Dec. 31, 2011 loans
Troubled debt restructurings
Number of Loans	44	49
Pre-Modification Recorded Investment	$ 17,680	$ 18,327
Post-Modification Recorded Investment	11,695	13,423
Commercial real estate - owner occupied
Troubled debt restructurings
Number of Loans	4	5
Pre-Modification Recorded Investment	338	380
Post-Modification Recorded Investment	277	352
Commercial real estate - non-owner occupied
Troubled debt restructurings
Number of Loans	6	6
Pre-Modification Recorded Investment	972	971
Post-Modification Recorded Investment	831	902
Construction and land development
Troubled debt restructurings
Number of Loans	3	4
Pre-Modification Recorded Investment	8,044	8,457
Post-Modification Recorded Investment	4,983	5,692
Multi-family
Troubled debt restructurings
Number of Loans	1	0
Pre-Modification Recorded Investment	184	0
Post-Modification Recorded Investment	49	0
1-4 family
Troubled debt restructurings
Number of Loans	14	15
Pre-Modification Recorded Investment	2,951	3,152
Post-Modification Recorded Investment	2,613	3,031
Commercial and industrial
Troubled debt restructurings
Number of Loans	7	9
Pre-Modification Recorded Investment	2,250	2,394
Post-Modification Recorded Investment	1,048	1,393
Direct financing leases, net
Troubled debt restructurings
Number of Loans	0	1
Pre-Modification Recorded Investment	0	32
Post-Modification Recorded Investment	0	18
Home equity and second mortgages
Troubled debt restructurings
Number of Loans	8	8
Pre-Modification Recorded Investment	865	865
Post-Modification Recorded Investment	770	813
Other
Troubled debt restructurings
Number of Loans	1	1
Pre-Modification Recorded Investment	2,076	2,076
Post-Modification Recorded Investment	$ 1,124	$ 1,222

Loan and Lease Receivables, Impaired Loans and Leases and Allowance for Loan and Lease Losses (Troubled Debt Restructurings by Modification Type) (Details) (USD $)
In Thousands, unless otherwise specified	Sep. 30, 2012 loans	Dec. 31, 2011 loans
Troubled debt restructurings
Number of Loans	44	49
Recorded Investment	$ 11,695	$ 13,423
Commercial real estate | Extension of term
Troubled debt restructurings
Number of Loans	2	2
Recorded Investment	123	127
Commercial real estate | Combination of extension of term and interest rate concession
Troubled debt restructurings
Number of Loans	26	28
Recorded Investment	8,630	9,850
Commercial and industrial
Troubled debt restructurings
Number of Loans	7	9
Recorded Investment	1,048	1,393
Commercial and industrial | Extension of term
Troubled debt restructurings
Number of Loans	3	5
Recorded Investment	295	406
Commercial and industrial | Combination of extension of term and interest rate concession
Troubled debt restructurings
Number of Loans	4	4
Recorded Investment	753	987
Consumer and other | Extension of term
Troubled debt restructurings
Number of Loans	2	5
Recorded Investment	1,211	1,603
Consumer and other | Combination of extension of term and interest rate concession
Troubled debt restructurings
Number of Loans	7	4
Recorded Investment	683	432
Direct financing leases, net
Troubled debt restructurings
Number of Loans	0	1
Recorded Investment	0	18
Direct financing leases, net | Extension of term
Troubled debt restructurings
Number of Loans	0	1
Recorded Investment	$ 0	$ 18

Loan and Lease Receivables, Impaired Loans and Leases and Allowance for Loan and Lease Losses (Troubled Debt Restructurings During the Previous 12 Months, Subsequent Defaults) (Details) (USD $)
In Thousands, unless otherwise specified	Sep. 30, 2012 loans
Troubled debt restructurings
Troubled debt restructurings, subsequent default, number of contracts	4
Troubled debt restructurings, subsequent defaults, recorded investment	$ 371
Construction and land development
Troubled debt restructurings
Troubled debt restructurings, subsequent default, number of contracts	1
Troubled debt restructurings, subsequent defaults, recorded investment	110
1-4 family
Troubled debt restructurings
Troubled debt restructurings, subsequent default, number of contracts	1
Troubled debt restructurings, subsequent defaults, recorded investment	223
Commercial and industrial
Troubled debt restructurings
Troubled debt restructurings, subsequent default, number of contracts	1
Troubled debt restructurings, subsequent defaults, recorded investment	18
Home equity and second mortgages
Troubled debt restructurings
Troubled debt restructurings, subsequent default, number of contracts	1
Troubled debt restructurings, subsequent defaults, recorded investment	$ 20

Loan and Lease Receivables, Impaired Loans and Leases and Allowance for Loan and Lease Losses (Impaired Loans and Leases) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012		Dec. 31, 2011
Recorded investment
With no impairment reserve recorded	$ 11,330		$ 18,888
With impairment reserve recorded	2,413		2,989
Total	13,743		21,877
Unpaid principal balance
With no impairment reserve recorded	16,033		26,768
With impairment reserve recorded	5,044		2,989
Total	21,077		29,757
Impairment reserve
Impairment reserve	966		888
Average recorded investment
With no impairment reserve recorded	15,069	[1]	31,042	[1]
With impairment reserve recorded	3,584	[1]	2,751	[1]
Total	18,653	[1]	33,793	[1]
Foregone interest income
With no impairment reserve recorded	868		2,447
With impairment reserve recorded	232		235
Total	1,100		2,682
Interest income recognized
With no impairment reserve recorded	321		787
With impairment reserve recorded	0		0
Total	321		787
Net foregone interest income
With no impairment reserve recorded	547		1,660
With impairment reserve recorded	232		235
Total	779		1,895
Commercial real estate - owner occupied
Recorded investment
With no impairment reserve recorded	929		2,455
With impairment reserve recorded	0		517
Total	929		2,972
Unpaid principal balance
With no impairment reserve recorded	929		3,669
With impairment reserve recorded	0		517
Total	929		4,186
Impairment reserve
Impairment reserve	0		13
Average recorded investment
With no impairment reserve recorded	1,710	[1]	5,177	[1]
With impairment reserve recorded	0	[1]	358	[1]
Total	1,710	[1]	5,535	[1]
Foregone interest income
With no impairment reserve recorded	124		450
With impairment reserve recorded	0		81
Total	124		531
Interest income recognized
With no impairment reserve recorded	2		200
With impairment reserve recorded	0		0
Total	2		200
Net foregone interest income
With no impairment reserve recorded	122		250
With impairment reserve recorded	0		81
Total	122		331
Commercial real estate - non-owner occupied
Recorded investment
With no impairment reserve recorded	676		2,249
With impairment reserve recorded	155		0
Total	831		2,249
Unpaid principal balance
With no impairment reserve recorded	676		4,081
With impairment reserve recorded	155		0
Total	831		4,081
Impairment reserve
Impairment reserve	155		0
Average recorded investment
With no impairment reserve recorded	1,433	[1]	5,261	[1]
With impairment reserve recorded	155	[1]	0	[1]
Total	1,588	[1]	5,261	[1]
Foregone interest income
With no impairment reserve recorded	174		424
With impairment reserve recorded	2		0
Total	176		424
Interest income recognized
With no impairment reserve recorded	207		0
With impairment reserve recorded	0		0
Total	207		0
Net foregone interest income
With no impairment reserve recorded	(33)		424
With impairment reserve recorded	2		0
Total	(31)		424
Construction and land development
Recorded investment
With no impairment reserve recorded	5,209		6,383
With impairment reserve recorded	530		846
Total	5,739		7,229
Unpaid principal balance
With no impairment reserve recorded	8,786		9,927
With impairment reserve recorded	530		846
Total	9,316		10,773
Impairment reserve
Impairment reserve	190		130
Average recorded investment
With no impairment reserve recorded	6,089	[1]	7,974	[1]
With impairment reserve recorded	541	[1]	483	[1]
Total	6,630	[1]	8,457	[1]
Foregone interest income
With no impairment reserve recorded	190		350
With impairment reserve recorded	15		48
Total	205		398
Interest income recognized
With no impairment reserve recorded	24		48
With impairment reserve recorded	0		0
Total	24		48
Net foregone interest income
With no impairment reserve recorded	166		302
With impairment reserve recorded	15		48
Total	181		350
Multi-family
Recorded investment
With no impairment reserve recorded	49		2,009
With impairment reserve recorded	0		0
Total	49		2,009
Unpaid principal balance
With no impairment reserve recorded	416		2,246
With impairment reserve recorded	0		0
Total	416		2,246
Impairment reserve
Impairment reserve	0		34
Average recorded investment
With no impairment reserve recorded	403	[1]	3,075	[1]
With impairment reserve recorded	0	[1]	287	[1]
Total	403	[1]	3,362	[1]
Foregone interest income
With no impairment reserve recorded	58		362
With impairment reserve recorded	0		0
Total	58		362
Interest income recognized
With no impairment reserve recorded	60		0
With impairment reserve recorded	0		0
Total	60		0
Net foregone interest income
With no impairment reserve recorded	(2)		362
With impairment reserve recorded	0		0
Total	(2)		362
1-4 family
Recorded investment
With no impairment reserve recorded	1,813		2,628
With impairment reserve recorded	874		989
Total	2,687		3,617
Unpaid principal balance
With no impairment reserve recorded	1,915		3,016
With impairment reserve recorded	875		989
Total	2,790		4,005
Impairment reserve
Impairment reserve	322		337
Average recorded investment
With no impairment reserve recorded	2,043	[1]	3,160	[1]
With impairment reserve recorded	892	[1]	1,017	[1]
Total	2,935	[1]	4,177	[1]
Foregone interest income
With no impairment reserve recorded	113		277
With impairment reserve recorded	38		61
Total	151		338
Interest income recognized
With no impairment reserve recorded	0		108
With impairment reserve recorded	0		0
Total	0		108
Net foregone interest income
With no impairment reserve recorded	113		169
With impairment reserve recorded	38		61
Total	151		230
Commercial and industrial
Recorded investment
With no impairment reserve recorded	862		1,139
With impairment reserve recorded	731		419
Total	1,593		1,558
Unpaid principal balance
With no impairment reserve recorded	1,031		1,320
With impairment reserve recorded	3,361		419
Total	4,392		1,739
Impairment reserve
Impairment reserve	205		276
Average recorded investment
With no impairment reserve recorded	1,440	[1]	3,820	[1]
With impairment reserve recorded	1,856	[1]	384	[1]
Total	3,296	[1]	4,204	[1]
Foregone interest income
With no impairment reserve recorded	80		384
With impairment reserve recorded	170		24
Total	250		408
Interest income recognized
With no impairment reserve recorded	25		424
With impairment reserve recorded	0		0
Total	25		424
Net foregone interest income
With no impairment reserve recorded	55		(40)
With impairment reserve recorded	170		24
Total	225		(16)
Direct financing leases, net
Recorded investment
With no impairment reserve recorded	0		0
With impairment reserve recorded	0		18
Total	0		18
Unpaid principal balance
With no impairment reserve recorded	0		0
With impairment reserve recorded	0		18
Total	0		18
Impairment reserve
Impairment reserve	0		18
Average recorded investment
With no impairment reserve recorded	5	[1]	0	[1]
With impairment reserve recorded	0	[1]	13	[1]
Total	5	[1]	13	[1]
Foregone interest income
With no impairment reserve recorded	0		0
With impairment reserve recorded	0		1
Total	0		1
Interest income recognized
With no impairment reserve recorded	1		0
With impairment reserve recorded	0		0
Total	1		0
Net foregone interest income
With no impairment reserve recorded	(1)		0
With impairment reserve recorded	0		1
Total	(1)		1
Home equity and second mortgages
Recorded investment
With no impairment reserve recorded	668		803
With impairment reserve recorded	123		199
Total	791		1,002
Unpaid principal balance
With no impairment reserve recorded	668		827
With impairment reserve recorded	123		199
Total	791		1,026
Impairment reserve
Impairment reserve	94		79
Average recorded investment
With no impairment reserve recorded	782	[1]	884	[1]
With impairment reserve recorded	140	[1]	208	[1]
Total	922	[1]	1,092	[1]
Foregone interest income
With no impairment reserve recorded	44		62
With impairment reserve recorded	7		20
Total	51		82
Interest income recognized
With no impairment reserve recorded	1		1
With impairment reserve recorded	0		0
Total	1		1
Net foregone interest income
With no impairment reserve recorded	43		61
With impairment reserve recorded	7		20
Total	50		81
Other
Recorded investment
With no impairment reserve recorded	1,124		1,222
With impairment reserve recorded	0		1
Total	1,124		1,223
Unpaid principal balance
With no impairment reserve recorded	1,612		1,682
With impairment reserve recorded	0		1
Total	1,612		1,683
Impairment reserve
Impairment reserve	0		1
Average recorded investment
With no impairment reserve recorded	1,164	[1]	1,691	[1]
With impairment reserve recorded	0	[1]	1	[1]
Total	1,164	[1]	1,692	[1]
Foregone interest income
With no impairment reserve recorded	85		138
With impairment reserve recorded	0		0
Total	85		138
Interest income recognized
With no impairment reserve recorded	1		6
With impairment reserve recorded	0		0
Total	1		6
Net foregone interest income
With no impairment reserve recorded	84		132
With impairment reserve recorded	0		0
Total	$ 84		$ 132

[1]	(1)Average recorded investment is calculated primarily using daily average balances.

Loan and Lease Receivables, Impaired Loans and Leases and Allowance for Loan and Lease Losses (Allowance for Loan and Lease Losses) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Allowance for credit losses:
Beginning balance	$ 14,155	$ 16,271
Charge-offs	(3,242)	(6,240)
Recoveries	394	797
Provision	3,399	3,313
Ending balance	14,706	14,141
Ending balance: individually evaluated for impairment	966	1,116
Ending balance: collectively evaluated for impairment	13,740	13,025
Ending balance: loans acquired with deteriorated credit quality	0	0
Loans and leases receivable:
Total gross loans and leases receivable	878,834	861,462	851,546
Ending balance: individually evaluated for impairment	13,743	27,129
Ending balance: collectively evaluated for impairment	865,091	834,333
Ending balance: loans acquired with deteriorated credit quality	0	0
Allowance as % of gross loans	1.67%	1.64%	1.66%
Commercial real estate
Allowance for credit losses:
Beginning balance	9,554	11,267
Charge-offs	(467)	(5,444)
Recoveries	291	277
Provision	572	3,488
Ending balance	9,950	9,588
Ending balance: individually evaluated for impairment	667	757
Ending balance: collectively evaluated for impairment	9,283	8,831
Ending balance: loans acquired with deteriorated credit quality	0	0
Loans and leases receivable:
Total gross loans and leases receivable	590,711	602,869
Ending balance: individually evaluated for impairment	10,235	22,900
Ending balance: collectively evaluated for impairment	580,476	579,969
Ending balance: loans acquired with deteriorated credit quality	0	0
Allowance as % of gross loans	1.68%	1.59%
Commercial and industrial
Allowance for credit losses:
Beginning balance	3,977	4,277
Charge-offs	(2,668)	(471)
Recoveries	65	432
Provision	2,764	(338)
Ending balance	4,138	3,900
Ending balance: individually evaluated for impairment	205	252
Ending balance: collectively evaluated for impairment	3,933	3,648
Ending balance: loans acquired with deteriorated credit quality	0	0
Loans and leases receivable:
Total gross loans and leases receivable	255,202	224,257
Ending balance: individually evaluated for impairment	1,593	1,714
Ending balance: collectively evaluated for impairment	253,609	222,543
Ending balance: loans acquired with deteriorated credit quality	0	0
Allowance as % of gross loans	1.62%	1.74%
Consumer and other
Allowance for credit losses:
Beginning balance	384	482
Charge-offs	(107)	(325)
Recoveries	38	69
Provision	83	187
Ending balance	398	413
Ending balance: individually evaluated for impairment	94	82
Ending balance: collectively evaluated for impairment	304	331
Ending balance: loans acquired with deteriorated credit quality	0	0
Loans and leases receivable:
Total gross loans and leases receivable	16,459	18,012
Ending balance: individually evaluated for impairment	1,915	2,490
Ending balance: collectively evaluated for impairment	14,544	15,522
Ending balance: loans acquired with deteriorated credit quality	0	0
Allowance as % of gross loans	2.42%	2.29%
Direct financing leases, net
Allowance for credit losses:
Beginning balance	240	245
Charge-offs	0	0
Recoveries	0	19
Provision	(20)	(24)
Ending balance	220	240
Ending balance: individually evaluated for impairment	0	25
Ending balance: collectively evaluated for impairment	220	215
Ending balance: loans acquired with deteriorated credit quality	0	0
Loans and leases receivable:
Total gross loans and leases receivable	16,462	16,324
Ending balance: individually evaluated for impairment	0	25
Ending balance: collectively evaluated for impairment	16,462	16,299
Ending balance: loans acquired with deteriorated credit quality	$ 0	$ 0
Allowance as % of gross loans	1.34%	1.47%

Loan and Lease Receivables, Impaired Loans and Leases and Allowance for Loan and Lease Losses (Narrative Disclosures) (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Receivables [Abstract]
Loans And Leases Transferred To Third Parties Total Principal Amount	$ 20,100,000	$ 10,900,000	$ 54,800,000	$ 21,000,000
Total loans and leases transferred to third parties that qualify for sale accounting	20,100,000	10,900,000	54,800,000	21,000,000
Total amount of outstanding loans transferred to third parties as loan participations	44,700,000		44,700,000		49,200,000
Total amount of loan participations remaining on the Corporation���s balance sheet	63,900,000		63,900,000		74,600,000
Loans in the participation sold portfolio, considered impaired	3,300,000		3,300,000		3,400,000
Charge-offs to specific credits within the retained portion of the participation sold portfolio	2,700,000		2,700,000
Loan participations purchased on the Corporation's balance sheet	678,000		678,000		689,000
Loans and leases identified as Substandard	24,000,000		24,000,000		42,600,000
Loans and leases identified as Special Mention	3,900,000		3,900,000		0
Loans and leases identified as Doubtful	0		0		0
Loans and leases identified as Loss	0		0		0
Impaired troubled debt restructurings	10,800,000		10,800,000		13,300,000
Unfunded commitments, troubled debt restructurings	0		0
Loans and Leases Receivable, Difference between Recorded Investment and Unpaid Principal Balance	7,300,000		7,300,000		7,900,000
Performing troubled debt restructurings	$ 897,000		$ 897,000		$ 111,000

Deposits (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Deposits [Abstract]
Non-interest bearing transaction accounts	$ 140,831	$ 132,230
Interest bearing transaction accounts	38,099	23,004
Money market accounts	409,823	364,082
Certificates of deposit	81,777	85,331
Brokered certificates of deposit	390,728	446,665
Total deposits	1,061,258	1,051,312
Non-interest bearing transaction accounts, weighted average balance	131,761	112,899
Interest-bearing transaction accounts, weighted average balance	34,263	25,389
Money market accounts, weighted average balance	384,488	300,652
Certificates of deposit, weighted average balance	84,907	80,323
Brokered certificates of deposit, weighted average balance	409,393	486,594
Total deposits, weighted average balance	$ 1,044,812	$ 1,005,857
Weighted average rate
Non-interest bearing transaction accounts	0.00%	0.00%
Interest bearing transaction accounts	0.30%	0.28%
Money market accounts	0.81%	0.99%
Certificates of deposit	1.20%	1.38%
Brokered certificates of deposit	2.28%	2.66%
Total deposits	1.29%	1.70%

FHLB Advances, Other Borrowings and Junior Subordinated Notes Payable (Composition of Borrowed Funds) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Federal funds purchased	$ 0	$ 0
FHLB advances	472	482
Line of credit	10	810
Subordinated notes payable	39,000	39,000
Junior subordinated notes	10,315	10,315
Total borrowed funds	49,797	50,607
Federal funds purchased, weighted average balance	148	252
FHLB advances, weighted average balance	2,520	656
Line of credit, weighted average balance	2,223	2,236
Subordinated notes payable, weighted average balance	39,000	39,000
Junior subordinated notes, weighted average balance	10,315	10,315
Total borrowed funds, weighted average balance	54,206	52,459
Short-term and long-term borrowings:
Short-term borrowings	482	810
Long-term borrowings	49,315	49,797
Total borrowed funds	$ 49,797	$ 50,607
Weighted average rate:
Federal funds purchased	0.81%	0.90%
FHLB advances	1.32%	5.83%
Line of credit	4.04%	4.06%
Subordinated notes payable	6.99%	6.12%
Junior subordinated notes	10.79%	10.78%
Total borrowings	7.33%	6.94%

FHLB Advances, Other Borrowings and Junior Subordinated Notes Payable (Narrative Disclosures) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Debt Disclosure [Abstract]
Line of Credit - Unused Line Fee	$ 8	$ 7
Subordinated notes payable	39,000		39,000
Subordinated Borrowing [Line Items]
Proceeds from issuance of subordinated notes payable	6,215	0
Issuance of Debt
Subordinated Borrowing [Line Items]
Proceeds from issuance of subordinated notes payable	$ 6,200
Newly issued subordinated debt, due date	Jan 15, 2022
Newly issued subordinated debt, interest rate	7.50%

Fair Value Disclosures (Measured on a Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Interest rate swaps
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Liabilities measured on a recurring basis, fair value	$ 3,011	$ 3,434
Interest rate swaps | Fair Value Measurements - Level 1 Inputs
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Liabilities measured on a recurring basis, fair value	0	0
Interest rate swaps | Fair Value Measurements - Level 2 Inputs
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Liabilities measured on a recurring basis, fair value	3,011	3,434
Interest rate swaps | Fair Value Measurements - Level 3 Inputs
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Liabilities measured on a recurring basis, fair value	0	0
Municipal obligations
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Assets measured on a recurring basis, fair value	10,056	2,831
Municipal obligations | Fair Value Measurements - Level 1 Inputs
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Assets measured on a recurring basis, fair value	0	0
Municipal obligations | Fair Value Measurements - Level 2 Inputs
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Assets measured on a recurring basis, fair value	10,056	2,831
Municipal obligations | Fair Value Measurements - Level 3 Inputs
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Assets measured on a recurring basis, fair value	0	0
U.S. Government agency obligations - government-sponsored enterprises
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Assets measured on a recurring basis, fair value	16,237	0
U.S. Government agency obligations - government-sponsored enterprises | Fair Value Measurements - Level 1 Inputs
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Assets measured on a recurring basis, fair value	0	0
U.S. Government agency obligations - government-sponsored enterprises | Fair Value Measurements - Level 2 Inputs
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Assets measured on a recurring basis, fair value	16,237	0
U.S. Government agency obligations - government-sponsored enterprises | Fair Value Measurements - Level 3 Inputs
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Assets measured on a recurring basis, fair value	0	0
Collateralized mortgage obligations - government issued
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Assets measured on a recurring basis, fair value	163,886	165,401
Collateralized mortgage obligations - government issued | Fair Value Measurements - Level 1 Inputs
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Assets measured on a recurring basis, fair value	0	0
Collateralized mortgage obligations - government issued | Fair Value Measurements - Level 2 Inputs
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Assets measured on a recurring basis, fair value	163,886	165,401
Collateralized mortgage obligations - government issued | Fair Value Measurements - Level 3 Inputs
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Assets measured on a recurring basis, fair value	0	0
Collateralized mortgage obligations - government-sponsored enterprises
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Assets measured on a recurring basis, fair value	12,626	2,154
Collateralized mortgage obligations - government-sponsored enterprises | Fair Value Measurements - Level 1 Inputs
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Assets measured on a recurring basis, fair value	0	0
Collateralized mortgage obligations - government-sponsored enterprises | Fair Value Measurements - Level 2 Inputs
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Assets measured on a recurring basis, fair value	12,626	2,154
Collateralized mortgage obligations - government-sponsored enterprises | Fair Value Measurements - Level 3 Inputs
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Assets measured on a recurring basis, fair value	0	0
Interest rate swaps
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Assets measured on a recurring basis, fair value	3,011	3,434
Interest rate swaps | Fair Value Measurements - Level 1 Inputs
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Assets measured on a recurring basis, fair value	0	0
Interest rate swaps | Fair Value Measurements - Level 2 Inputs
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Assets measured on a recurring basis, fair value	3,011	3,434
Interest rate swaps | Fair Value Measurements - Level 3 Inputs
Fair Value, Assets and Liabilities Measured on a Recurring Basis
Assets measured on a recurring basis, fair value	$ 0	$ 0

Fair Value Disclosures (Measured on a Non-Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on a Nonrecurring Basis
Total gains (losses) on impaired loans	$ 0	$ 0
Total gains (losses) on foreclosed properties	(176)	(621)
Impaired loans
Fair Value, Assets and Liabilities Measured on a Nonrecurring Basis
Assets measured on a non-recurring basis, fair value	8,813	12,787
Impaired loans | Fair Value Measurements - Level 1 Inputs
Fair Value, Assets and Liabilities Measured on a Nonrecurring Basis
Assets measured on a non-recurring basis, fair value	0	0
Impaired loans | Fair Value Measurements - Level 2 Inputs
Fair Value, Assets and Liabilities Measured on a Nonrecurring Basis
Assets measured on a non-recurring basis, fair value	8,415	12,787
Impaired loans | Fair Value Measurements - Level 3 Inputs
Fair Value, Assets and Liabilities Measured on a Nonrecurring Basis
Assets measured on a non-recurring basis, fair value	398	0
Foreclosed properties
Fair Value, Assets and Liabilities Measured on a Nonrecurring Basis
Assets measured on a non-recurring basis, fair value	2,187	2,236
Foreclosed properties | Fair Value Measurements - Level 1 Inputs
Fair Value, Assets and Liabilities Measured on a Nonrecurring Basis
Assets measured on a non-recurring basis, fair value	252	138
Foreclosed properties | Fair Value Measurements - Level 2 Inputs
Fair Value, Assets and Liabilities Measured on a Nonrecurring Basis
Assets measured on a non-recurring basis, fair value	1,935	1,989
Foreclosed properties | Fair Value Measurements - Level 3 Inputs
Fair Value, Assets and Liabilities Measured on a Nonrecurring Basis
Assets measured on a non-recurring basis, fair value	$ 0	$ 109

Fair Value Disclosures (Foreclosed Properties) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Fair Value Disclosures [Abstract]
Foreclosed properties, beginning	$ 2,236	$ 1,750	$ 1,750
Loans transferred to foreclosed properties, at lower of cost or fair value	1,397	2,218	3,119
Payments to priority lien holders of foreclosed properties	268	0	0
Proceeds from sale of foreclosed properties	(1,486)	(1,766)	(2,213)
Net (loss) gain on sale of foreclosed properties	(52)		201
Impairment valuation	(176)		(621)
Foreclosed properties, ending	$ 2,187		$ 2,236

Fair Value Disclosures (Fair Value by Balance Sheet Groupings) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
Financial assets:
Cash and cash equivalents, carrying amount	$ 87,842	$ 130,093	$ 80,461	$ 50,819
Securities available-for-sale, carrying amount	202,805	170,386
Loans and leases receivable, net amount, carrying amount	863,486	836,687
Federal Home Loan Bank stock, carrying amount	1,144	2,367
Cash surrender value of life insurance, carrying amount	18,068	17,660
Accrued interest receivable, carrying amount	3,506	3,525
Cash and cash equivalents, fair value	87,842	130,093
Securities available-for-sale, fair value	202,805	170,386
Loans and lease receivables, net, fair value	882,020	840,552
Federal Home Loan Bank stock, fair value	1,144	2,367
Cash surrender value of life insurance, fair value	18,068	17,660
Accrued interest receivable, fair value	3,506	3,525
Interest rate swaps - assets	3,011	3,434
Financial liabilities:
Deposits, carrying amount	1,061,258	1,051,312
Federal Home Loan Bank and other borrowings, carrying amount	39,482	40,292
Junior subordinated notes, carrying amount	10,315	10,315
Accrued interest payable, carrying amount	2,635	2,625
Standby letters of credit, carrying amount	112	81
Commitments to extend credit, carrying amount	0	0
Deposits, fair value	1,076,019	1,068,845
Federal Home Loan Bank and other borrowings, fair value	39,746	40,899
Junior subordinated notes, fair value	7,020	6,917
Interest rate swaps - liabilities	3,011	3,434
Accrued interest payable, fair value	2,635	2,625
Standby letters of credit, fair value	112	81
Fair Value Measurements - Level 1 Inputs
Financial assets:
Cash and cash equivalents, fair value	84,342
Securities available-for-sale, fair value	0
Loans and lease receivables, net, fair value	0
Federal Home Loan Bank stock, fair value	0
Cash surrender value of life insurance, fair value	18,068
Accrued interest receivable, fair value	3,506
Interest rate swaps - assets	0
Financial liabilities:
Deposits, fair value	588,753
Federal Home Loan Bank and other borrowings, fair value	0
Junior subordinated notes, fair value	0
Interest rate swaps - liabilities	0
Accrued interest payable, fair value	2,635
Standby letters of credit, fair value	0
Fair Value Measurements - Level 2 Inputs
Financial assets:
Cash and cash equivalents, fair value	0
Securities available-for-sale, fair value	202,805
Loans and lease receivables, net, fair value	8,415
Federal Home Loan Bank stock, fair value	0
Cash surrender value of life insurance, fair value	0
Accrued interest receivable, fair value	0
Interest rate swaps - assets	3,011
Financial liabilities:
Deposits, fair value	487,266
Federal Home Loan Bank and other borrowings, fair value	39,746
Junior subordinated notes, fair value	0
Interest rate swaps - liabilities	3,011
Accrued interest payable, fair value	0
Standby letters of credit, fair value	0
Fair Value Measurements - Level 3 Inputs
Financial assets:
Cash and cash equivalents, fair value	3,500
Securities available-for-sale, fair value	0
Loans and lease receivables, net, fair value	873,605
Federal Home Loan Bank stock, fair value	1,144
Cash surrender value of life insurance, fair value	0
Accrued interest receivable, fair value	0
Interest rate swaps - assets	0
Financial liabilities:
Deposits, fair value	0
Federal Home Loan Bank and other borrowings, fair value	0
Junior subordinated notes, fair value	7,020
Interest rate swaps - liabilities	0
Accrued interest payable, fair value	0
Standby letters of credit, fair value	$ 112

Fair Value Disclosures (Narrative Disclosures) (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Fair Value Inputs, Assets, Quantitative Information
Foreclosed Properties - Supported by Level 3 Valuation	$ 0
Transfer to foreclosed properties	1,397,000	2,218,000	3,119,000
Fair value, assets, level 1 to level 2 transfers	0
Fair value, assets, level 2 to level 1 transfers	0
Fair value, assets, transfers into level 3	0
Fair value, assets, transfers out of level 3	0
Fair value, liabilities, level 1 to level 2 transfers	0
Fair value, liabilities, level 2 to level 1 transfers	0
Fair value, liabilities, transfers into level 3	0
Fair value, liabilities, transfers out of level 3	0
Net losses due to impairment valuation	176,000		621,000
Commercial paper	$ 3,500,000		$ 0
Minimum
Fair Value Inputs, Assets, Quantitative Information
Quantification of unobservable inputs for Level 3 values for impaired loans	13.00%
Maximum
Fair Value Inputs, Assets, Quantitative Information
Quantification of unobservable inputs for Level 3 values for impaired loans	100.00%

Derivative Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Derivatives not designated as hedging instruments, fair value
Interest rate swaps - assets	3,011	3,434
Interest rate swaps - liabilities	3,011	3,434
Other assets
Derivatives not designated as hedging instruments, fair value
Description of Location of Interest Rate Derivative Instruments Not Designated as Hedging Instruments on Balance Sheet	Other assets	Other assets
Other liabilities
Derivatives not designated as hedging instruments, fair value
Description of Location of Interest Rate Derivative Instruments Not Designated as Hedging Instruments on Balance Sheet	Other liabilities	Other liabilities

Derivative Financial Instruments (Narrative Disclosures) (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest rate swaps - assets	$ 3,011,000	$ 3,434,000
Interest rate swaps - liabilities	3,011,000	3,434,000
Interest rate derivatives, line item on income statement for gain (loss)	other non-interest income
Minimum
Derivatives
Derivative, Maturity Date	Feb 15, 2013
Maximum
Derivatives
Derivative, Maturity Date	Jun 15, 2022
To Commercial Borrowers, Corporation Receives Fixed Rates and Pays Floating Rates
Derivatives
Notional value of interest rate swaps with various commercial borrowers	49,000,000
To Dealer Countparties, Corporation Pays Fixed Rates and Receives Floating Rates
Derivatives
Notional value of interest rate swaps with various commercial borrowers	$ 49,000,000

Regulatory Capital (Regulatory Capital Ratios) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations
Total Capital	$ 127,871	$ 118,895
Total Capital to Risk-Weighted Assets	13.33%	13.11%
Total Capital, Minimum Required for Capital Adequacy Purposes	76,746	72,559
Total Capital to Risk-Weighted Assets, Minimum Required for Capital Adequacy Purposes	8.00%	8.00%
Tier 1 Capital	77,917	71,723
Tier 1 Capital to Risk-Weighted Assets	8.12%	7.91%
Tier 1 Capital, Minimum Required for Capital Adequacy Purposes	38,373	36,279
Tier 1 Capital to Risk-Weighted Assets, Minimum Required for Capital Adequacy Purposes	4.00%	4.00%
Tier 1 Capital	77,917	71,723
Tier 1 Capital to Average Assets	6.58%	6.22%
Tier 1 Leverage Capital, Minimum Required for Capital Adequacy Purposes	47,374	46,152
Tier 1 Leverage Capital to Average Assets, Minimum Required for Capital Adequacy Purposes	4.00%	4.00%
First Business Bank
Compliance with Regulatory Capital Requirements under Banking Regulations
Total Capital	111,665	108,860
Total Capital to Risk-Weighted Assets	13.06%	13.39%
Total Capital, Minimum Required for Capital Adequacy Purposes	68,417	65,058
Total Capital to Risk-Weighted Assets, Minimum Required for Capital Adequacy Purposes	8.00%	8.00%
Total Capital, Minimum Required to be Well Capitalized Under Prompt Corrective Action Requirements	85,521	81,322
Total Capital to Risk-Weighted Assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Requirements	10.00%	10.00%
Tier 1 Capital	100,944	98,666
Tier 1 Capital to Risk-Weighted Assets	11.80%	12.13%
Tier 1 Capital, Minimum Required for Capital Adequacy Purposes	34,209	32,529
Tier 1 Capital to Risk-Weighted Assets, Minimum Required for Capital Adequacy Purposes	4.00%	4.00%
Tier 1 Capital, Minimum Required to be Well Capitalized Under Prompt Corrective Action Requirements	51,313	48,793
Tier 1 Capital, Minimum Required to be Well Capitalized Under Prompt Corrective Action Requirements	6.00%	6.00%
Tier 1 Capital	100,944	98,666
Tier 1 Capital to Average Assets	10.30%	9.98%
Tier 1 Leverage Capital, Minimum Required for Capital Adequacy Purposes	39,197	39,556
Tier 1 Leverage Capital to Average Assets, Minimum Required for Capital Adequacy Purposes	4.00%	4.00%
Tier 1 Leverage Capital, Minimum Required to be Well Capitalized Under Prompt Corrective Action Requirements	48,997	49,445
Tier 1 Leverage Capital to Average Assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Requirements	5.00%	5.00%
First Business Bank - Milwaukee
Compliance with Regulatory Capital Requirements under Banking Regulations
Total Capital	15,635	15,074
Total Capital to Risk-Weighted Assets	15.12%	16.11%
Total Capital, Minimum Required for Capital Adequacy Purposes	8,273	7,484
Total Capital to Risk-Weighted Assets, Minimum Required for Capital Adequacy Purposes	8.00%	8.00%
Total Capital, Minimum Required to be Well Capitalized Under Prompt Corrective Action Requirements	10,341	9,355
Total Capital to Risk-Weighted Assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Requirements	10.00%	10.00%
Tier 1 Capital	14,339	13,898
Tier 1 Capital to Risk-Weighted Assets	13.87%	14.86%
Tier 1 Capital, Minimum Required for Capital Adequacy Purposes	4,136	3,742
Tier 1 Capital to Risk-Weighted Assets, Minimum Required for Capital Adequacy Purposes	4.00%	4.00%
Tier 1 Capital, Minimum Required to be Well Capitalized Under Prompt Corrective Action Requirements	6,205	5,613
Tier 1 Capital, Minimum Required to be Well Capitalized Under Prompt Corrective Action Requirements	6.00%	6.00%
Tier 1 Capital	14,339	13,898
Tier 1 Capital to Average Assets	6.66%	7.95%
Tier 1 Leverage Capital, Minimum Required for Capital Adequacy Purposes	8,612	6,993
Tier 1 Leverage Capital to Average Assets, Minimum Required for Capital Adequacy Purposes	4.00%	4.00%
Tier 1 Leverage Capital, Minimum Required to be Well Capitalized Under Prompt Corrective Action Requirements	$ 10,765	$ 8,741
Tier 1 Leverage Capital to Average Assets, Minimum Required to be Well Capitalized Under Prompt Corrective Action Requirements	5.00%	5.00%

Regulatory Capital (Narrative Disclosures) (Details)	9 Months Ended
Sep. 30, 2012
Regulatory Capital Requirements [Abstract]
Description of Possible Effects of Noncompliance or Less than Adequately Capitalized	Failure to meet minimum capital requirements can result in certain mandatory, and possibly additional discretionary actions on the part of regulators, that if undertaken, could have a direct material effect on the Banks? assets, liabilities and certain off-balance sheet items as calculated under regulatory practices.